UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2023
MFS®  Commodity
Strategy Fund
CMS-SEM

MFS® Commodity
Strategy Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure reflecting equivalent exposure of derivative positions (i)
Fixed income sectors (i)
Investment Grade Corporates	36.1%
U.S. Treasury Securities	34.7%
Collateralized Debt Obligations	7.6%
Commercial Mortgage-Backed Securities	4.9%
Asset-Backed Securities	3.4%
Emerging Markets Bonds	2.2%
High Yield Corporates	1.2%
Municipal Bonds	0.8%
Mortgage-Backed Securities	0.5%
Residential Mortgage-Backed Securities	0.1%

Composition including fixed income credit quality (a)(i)
AAA	7.0%
AA	7.8%
A	15.7%
BBB	24.5%
BB	1.3%
U.S. Government	26.9%
Federal Agencies	0.5%
Not Rated	7.8%
Non-Fixed Income	98.2%
Cash & Cash Equivalents	16.3%
Other	(106.0)%
1

Portfolio Composition - continued
Commodity exposure (c)(i)
Gold	14.7%
Brent Crude	8.3%
WTI Crude Oil	8.1%
Soybeans	6.8%
Corn	6.3%
Sugar	5.3%
Natural Gas	5.1%
Soybean Meal	4.2%
Copper (COMEX)	3.9%
Silver	3.9%
Coffee	3.4%
Soybean Oil	3.3%
Unleaded Gasoline	3.2%
Gas Oil	2.8%
Aluminum	2.7%
Zinc	2.5%
Heating Oil	2.3%
Live Cattle	2.2%
Wheat	2.1%
Lean Hogs	2.0%
Nickel	2.0%
Cotton	1.5%
Cocoa	1.3%
Kansas Wheat	0.9%
Lead	0.9%
Feeder Cattle	(1.5)%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs, and/or commodity-linked derivatives. The fund may or may not have held all
2

Portfolio Composition - continued
of these instruments on this date. The fund is not rated by these agencies.
(c)	MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options, and/or swaps). The Subsidiary’s investments in commodity-linked derivatives are leveraged (i.e. involves investment exposure greater than the amount of the investment). For more information about commodity-linked derivatives and the risks of investing in such derivatives, please see the fund’s prospectus.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
The fund invests a portion of its assets in the MFS Commodity Strategy Portfolio, a wholly-owned subsidiary of the fund. Percentages reflect exposure to the underlying holdings of the MFS Commodity Strategy Portfolio and not to the exposure from investing directly in the MFS Commodity Strategy Portfolio itself.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Consolidated Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2022 through April 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Expenses Paid During Period (p) 11/01/22-4/30/23
A	Actual	1.14%	$1,000.00	$950.35	$5.51
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
B	Actual	1.89%	$1,000.00	$945.90	$9.12
	Hypothetical (h)	1.89%	$1,000.00	$1,015.42	$9.44
C	Actual	1.89%	$1,000.00	$946.75	$9.12
	Hypothetical (h)	1.89%	$1,000.00	$1,015.42	$9.44
I	Actual	0.89%	$1,000.00	$950.88	$4.31
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
R1	Actual	1.89%	$1,000.00	$945.42	$9.12
	Hypothetical (h)	1.89%	$1,000.00	$1,015.42	$9.44
R2	Actual	1.39%	$1,000.00	$946.95	$6.71
	Hypothetical (h)	1.39%	$1,000.00	$1,017.90	$6.95
R3	Actual	1.14%	$1,000.00	$949.79	$5.51
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
R4	Actual	0.88%	$1,000.00	$950.37	$4.26
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
R6	Actual	0.81%	$1,000.00	$949.37	$3.92
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Consolidated Portfolio of Investments
4/30/23 (unaudited)
The Consolidated Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 83.2%
Aerospace & Defense – 1.0%
Boeing Co., 1.433%, 2/04/2024	$3,511,000	$3,409,029
Boeing Co., 2.196%, 2/04/2026	2,850,000	2,649,324
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,273,000	1,242,626
Raytheon Technologies Corp., 3.65%, 8/16/2023	90,000	89,575
		$7,390,554
Asset-Backed & Securitized – 16.0%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.137%, 11/15/2054 (i)	$19,870,216	$1,079,032
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.459% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	1,812,000	1,716,302
ACREC 2021-FL1 Ltd., “B”, FLR, 6.759% (LIBOR - 1mo. + 1.8%), 10/16/2036 (n)	1,406,000	1,316,987
ACREC 2021-FL1 Ltd., “C”, FLR, 7.109% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	1,129,000	1,041,612
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 7.197% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)	1,527,500	1,473,247
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 6.861% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	252,269	248,476
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	678,000	662,863
AmeriCredit Automobile Receivables Trust, 2022-2, “A2A”, 4.2%, 12/18/2025	1,158,950	1,149,380
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.437% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	375,500	359,578
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.937% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	153,500	143,245
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.548% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	571,500	536,906
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.798% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	332,000	304,081
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.648% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	1,684,000	1,643,255
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 6.947% (LIBOR - 1mo. + 2%), 11/15/2036 (n)	1,684,000	1,629,268
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.248% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	1,014,000	961,876
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.05% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	2,695,500	2,499,460
6

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
AREIT 2019-CRE3 Trust, “AS”, FLR, 6.295% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	$613,500	$600,150
AREIT 2019-CRE3 Trust, “B”, FLR, 6.646% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	303,000	284,769
AREIT 2019-CRE3 Trust, “C”, FLR, 6.995% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	250,500	228,496
AREIT 2022-CRE6 Trust, “C”, FLR, 6.908% (SOFR - 30 day + 2.15%), 1/16/2037 (n)	894,000	831,989
AREIT 2022-CRE6 Trust, “D”, FLR, 7.608% (SOFR - 30 day + 2.85%), 1/16/2037 (n)	795,500	717,986
AREIT 2022-CRE7 LLC, “B”, FLR, 8.133% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	2,563,500	2,518,972
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 6.9% (LIBOR - 3mo. + 1.65%), 1/20/2032 (n)	1,606,204	1,549,568
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 7.35% (LIBOR - 3mo. + 2.1%), 1/20/2032 (n)	870,027	824,334
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 6.85% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,368,365	1,331,661
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 7.15% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	579,877	556,308
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.92%, 12/15/2051 (i)(n)	19,287,025	639,037
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.417%, 7/15/2054 (i)	7,346,412	499,810
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.498%, 9/15/2054 (i)	7,463,189	576,414
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.744%, 2/15/2054 (i)	11,341,370	1,013,914
BDS 2021-FL10 Ltd., “B”, FLR, 6.909% (LIBOR - 1mo. + 1.95%), 12/16/2036 (n)	793,500	763,205
BDS 2021-FL10 Ltd., “C”, FLR, 7.259% (LIBOR - 1mo. + 2.3%), 12/16/2036 (n)	577,000	547,098
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.376%, 2/15/2054 (i)	12,547,142	843,572
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.381%, 7/15/2054 (i)	14,511,493	1,039,892
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.392%, 8/15/2054 (i)	10,230,068	740,873
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.149%, 9/15/2054 (i)	14,846,503	828,105
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.998% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	485,000	439,160
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.998% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	339,000	329,368
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.247% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	408,500	381,968
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 6.25% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	3,217,000	3,143,604
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.8% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	445,500	429,054
7

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 7.05% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	$719,500	$679,795
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	162,668	153,828
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	303,227	283,530
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	67,020	60,763
BXMT 2020-FL2 Ltd., “B”, FLR, 6.404% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	1,492,000	1,368,359
BXMT 2020-FL2 Ltd., “A”, FLR, 5.904% (LIBOR - 1mo. + 0.9%), 2/15/2038 (n)	1,776,335	1,682,530
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.247% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	2,601,000	2,448,918
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	563,457	530,347
CD 2017-CD4 Mortgage Trust, “XA”, 1.38%, 5/10/2050 (i)	9,539,291	359,504
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	358,250	325,073
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	113,394	102,207
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	1,313,000	1,314,805
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026	824,473	824,342
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	536,979	519,185
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.755%, 11/15/2062 (i)	9,016,384	310,300
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.428%, 2/15/2054 (i)	11,008,779	816,908
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.887%, 4/15/2054 (i)	10,545,996	450,113
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.085%, 6/15/2063 (i)	11,388,437	628,638
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.15%, 6/15/2064 (i)	6,115,955	359,797
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	584,000	543,132
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	356,454	347,242
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	250,000	234,375
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	312,000	291,559
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	250,000	230,607
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	318,000	303,219
Cutwater 2015-1A Ltd., “AR”, FLR, 6.48% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	511,647	509,527
8

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Dell Equipment Finance Trust 2023-1, “A2”, 5.65%, 9/22/2028 (n)	$2,617,000	$2,619,504
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 6.861% (LIBOR - 3mo. + 1.6%), 7/18/2030 (n)	1,945,990	1,893,045
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	2,118,000	2,119,867
Enterprise Fleet Financing LLC, 2023-1, “A2”, 5.51%, 1/22/2029 (n)	1,340,173	1,345,124
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 6.656% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	1,917,000	1,844,543
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.056% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,785,500	1,722,302
GLS Auto Receivables Trust, 2021-3A, “B”, 0.78%, 11/17/2025 (n)	817,517	805,483
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.157%, 5/10/2050 (i)	10,542,365	354,187
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.228%, 8/10/2050 (i)	10,834,903	386,797
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.243%, 5/12/2053 (i)	8,640,406	529,483
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 7.71% (LIBOR - 3mo. + 2.45%), 4/15/2033 (n)	3,069,116	2,900,146
JPMorgan Chase Commercial Mortgage Securities Corp., 1.132%, 9/15/2050 (i)	11,636,583	349,899
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	776,864	771,159
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 6.447% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	902,686	901,783
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.498% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	577,000	576,596
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 6.317% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,717,242	1,718,879
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.698% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	1,752,500	1,656,577
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.948% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	741,000	694,840
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 6.765% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,174,539	2,140,223
MF1 2020-FL4 Ltd., “B”, FLR, 7.754% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	2,437,000	2,400,029
MF1 2021-FL6 Ltd., “B”, FLR, 6.609% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	3,089,144	2,933,472
MF1 2022-FL8 Ltd., “C”, FLR, 6.982% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	941,914	867,447
MF1 2022-FL9 Ltd., “B”, FLR, 8.067% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	2,988,000	2,909,601
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.407%, 5/15/2050 (i)	9,109,380	332,955
9

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.48%, 6/15/2050 (i)	$4,071,000	$141,256
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.999%, 12/15/2051 (i)	15,788,947	554,179
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.417%, 5/15/2054 (i)	9,484,619	643,594
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.34%, 6/15/2054 (i)	8,746,810	543,601
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 6.056% (SOFR - 30 day + 1.25%), 5/25/2027 (n)	2,109,000	2,110,863
NextGear Floorplan Master Owner Trust 2023-1A, “A1”, FLR, 5.85% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	956,000	958,561
NextGear Floorplan Master Owner Trust, 2022-1A, “A1”, FLR, 5.8% (SOFR - 30 day + 1.05%), 3/15/2027 (n)	1,387,000	1,388,247
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.022% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	1,427,638	1,381,918
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.623% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	1,427,638	1,366,702
OCP CLO 2015-10A Ltd., “BR2”, FLR, 6.918% (LIBOR - 3mo. + 1.65%), 1/26/2034 (n)	2,250,000	2,174,787
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	440,119	437,197
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,819,000	1,639,174
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	1,170,000	1,137,447
OSD CLO, 2023-27, Ltd., “B”, FLR, 7.453% (SOFR - 3mo. + 2.4%), 4/16/2035 (n)	1,609,161	1,603,225
PFP III 2021-7 Ltd., “B”, FLR, 6.345% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	604,470	567,456
PFP III 2021-7 Ltd., “C”, FLR, 6.596% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	191,490	175,749
PFP III 2021-8 Ltd., “B”, FLR, 6.445% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)	617,500	578,353
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	248,000	218,942
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	186,000	164,031
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 7.142% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	722,762	669,732
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.098% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)	2,649,500	2,471,028
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 6.75% (LIBOR - 3mo. + 1.5%), 7/20/2032 (n)	645,000	624,812
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	1,123,000	968,182
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 7.2% (LIBOR - 3mo. + 1.95%), 7/20/2032 (n)	1,528,000	1,452,492
10

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.759% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	$2,295,000	$2,139,243
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.347% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)	1,305,000	1,270,740
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.797% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	2,749,000	2,666,871
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.16%, 11/15/2050 (i)	6,086,204	206,477
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.058%, 12/15/2051 (i)	6,564,814	253,501
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.495%, 11/15/2054 (i)	6,114,553	452,278
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 5.6% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)	588,000	587,585
World Omni Auto Receivables Trust, 3.67%, 6/15/2027	678,000	662,211
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 5.608% (SOFR - 1mo. + 0.85%), 3/15/2027	1,808,000	1,803,207
		$122,891,060
Automotive – 1.9%
Daimler Trucks Finance North America LLC, 1.625%, 12/13/2024 (n)	$2,671,000	$2,531,124
Daimler Trucks Finance North America LLC, 5.2%, 1/17/2025 (n)	457,000	458,405
General Motors Financial Co., 1.7%, 8/18/2023	2,207,000	2,182,416
Hyundai Capital America, 0.8%, 1/08/2024 (n)	249,000	241,329
Hyundai Capital America, 5.875%, 4/07/2025 (n)	2,077,000	2,098,851
Mercedes-Benz Finance North America LLC, 0.75%, 3/01/2024 (n)	1,496,000	1,442,277
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,625,000	1,453,469
Volkswagen Group of America Finance LLC, 3.125%, 5/12/2023 (n)	251,000	250,828
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	878,000	851,285
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	2,014,000	1,950,464
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	1,359,000	1,242,810
		$14,703,258
Broadcasting – 0.7%
Warnermedia Holdings, Inc., 3.788%, 3/15/2025	$4,233,000	$4,101,414
Warnermedia Holdings, Inc., 6.412%, 3/15/2026	564,000	568,864
Warnermedia Holdings, Inc., 3.755%, 3/15/2027	1,062,000	1,000,836
		$5,671,114
11

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.7%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$4,053,000	$3,820,233
National Securities Clearing Corp., 0.4%, 12/07/2023 (n)	1,724,000	1,672,482
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	250,000	233,873
		$5,726,588
Business Services – 0.6%
Equinix, Inc., 1.25%, 7/15/2025	$972,000	$893,512
Global Payments, Inc., 1.2%, 3/01/2026	2,281,000	2,045,131
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,551,000	1,431,248
		$4,369,891
Chemicals – 0.1%
Nutrien Ltd., 4.9%, 3/27/2028	$927,000	$930,802
Computer Software – 0.3%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$1,151,000	$1,136,230
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	425,000	434,043
Infor, Inc., 1.45%, 7/15/2023 (n)	250,000	247,827
Oracle Corp., 4.5%, 5/06/2028	509,000	503,762
		$2,321,862
Computer Software - Systems – 0.3%
VMware, Inc., 1%, 8/15/2024	$1,476,000	$1,397,402
VMware, Inc., 1.4%, 8/15/2026	1,143,000	1,020,637
		$2,418,039
Conglomerates – 0.8%
Carrier Global Corp., 2.242%, 2/15/2025	$289,000	$275,577
Regal Rexnord Corp., 6.05%, 2/15/2026 (n)	2,249,000	2,280,748
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	1,366,000	1,378,971
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	2,070,000	2,043,263
		$5,978,559
Consumer Products – 0.5%
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/2025	$2,654,000	$2,563,419
GSK Consumer Healthcare Capital UK PLC, 3.375%, 3/24/2027	1,154,000	1,101,662
		$3,665,081
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$2,361,000	$2,145,539
Berry Global, Inc., 1.65%, 1/15/2027	2,847,000	2,499,298
		$4,644,837
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 6.125%, 3/01/2026	$338,000	$338,246
12

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 1.1%
Microchip Technology, Inc., 0.983%, 9/01/2024	$3,485,000	$3,279,974
Qorvo, Inc., 1.75%, 12/15/2024 (n)	909,000	851,215
SK Hynix, Inc., 6.25%, 1/17/2026 (n)	2,977,000	2,983,368
Skyworks Solutions, Inc., 0.9%, 6/01/2023	1,081,000	1,076,679
		$8,191,236
Emerging Market Quasi-Sovereign – 0.4%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$796,000	$753,138
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	1,375,000	1,301,069
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	858,000	858,841
		$2,913,048
Emerging Market Sovereign – 0.2%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$1,671,000	$1,642,760
Energy - Independent – 0.3%
EQT Corp., 5.678%, 10/01/2025	$779,000	$776,907
EQT Corp., 5.7%, 4/01/2028	778,000	781,396
Pioneer Natural Resources Co., 0.55%, 5/15/2023	379,000	378,367
		$1,936,670
Energy - Integrated – 0.2%
Eni S.p.A., 4%, 9/12/2023 (n)	$1,523,000	$1,521,019
Financial Institutions – 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$1,755,000	$1,740,623
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	1,243,000	1,214,234
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/2024	1,571,000	1,472,238
Air Lease Corp., 2.2%, 1/15/2027	1,590,000	1,425,306
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,013,000	983,676
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	892,000	875,490
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,500,000	2,222,733
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	769,000	720,077
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,715,000	1,441,627
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,313,000	1,105,010
SMBC Aviation Capital Finance DAC, 5.449%, 5/03/2028 (n)(w)	835,000	836,162
		$14,037,176
13

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.0%
General Mills, Inc., 5.241%, 11/18/2025	$1,962,000	$1,963,355
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	2,313,000	1,977,428
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	2,980,000	2,781,344
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,050,000	918,402
		$7,640,529
Food & Drug Stores – 0.3%
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	$2,125,000	$2,048,775
Gaming & Lodging – 1.4%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$2,186,000	$2,145,151
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	405,000	400,887
Hyatt Hotels Corp., 1.3%, 10/01/2023	2,305,000	2,270,939
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,976,000	1,878,301
Las Vegas Sands Corp., 3.2%, 8/08/2024	1,270,000	1,230,015
Marriott International, Inc., 3.75%, 10/01/2025	459,000	443,853
Marriott International, Inc., 4.9%, 4/15/2029	1,307,000	1,299,360
Sands China Ltd., 4.3%, 1/08/2026	1,030,000	967,953
		$10,636,459
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	$123,000	$118,998
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	152,000	144,058
		$263,056
Insurance – 1.0%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$1,362,000	$1,349,859
Corebridge Financial, Inc., 3.5%, 4/04/2025 (n)	1,146,000	1,101,091
Corebridge Financial, Inc., 3.65%, 4/05/2027 (n)	1,613,000	1,522,694
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	1,485,000	1,365,620
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	2,146,000	2,077,834
		$7,417,098
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$2,225,000	$2,212,496
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,726,000	$1,706,473
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	415,512
CNH Industrial N.V., 4.5%, 8/15/2023	962,000	959,675
		$3,081,660
14

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 10.0%
Barclays PLC, 1.007% to 12/10/2023, FLR (CMT - 1yr. + 0.8%) to 12/10/2024	$781,000	$754,026
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	759,000	715,236
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	2,856,000	2,552,390
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	3,494,000	3,172,929
Capital One Financial Corp., 4.166% to 5/09/2024, FLR (SOFR - 1 day + 1.37%) to 5/09/2025	2,319,000	2,258,010
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	1,712,000	1,603,322
Deutsche Bank AG, 0.898%, 5/28/2024	694,000	655,084
Deutsche Bank AG, 1.447% to 4/01/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	3,247,000	3,060,869
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	849,000	734,845
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	169,000	171,832
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	1,268,000	1,134,319
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	728,000	677,869
HSBC Holdings PLC, 7.336% to 11/03/2025, FLR (SOFR - 1 day + 3.03%) to 11/03/2026	646,000	677,394
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	860,000	766,250
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	2,840,000	2,539,525
Huntington Bancshares, Inc., 4.008% to 5/16/2024, FLR (SOFR - 1 day + 1.205%) to 5/16/2025	1,196,000	1,152,785
Huntington Bancshares, Inc., 5.699% to 11/18/2024, FLR (SOFR - 1 day + 1.215%) to 11/18/2025	1,500,000	1,464,606
JPMorgan Chase & Co., 3.375%, 5/01/2023	1,071,000	1,071,000
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	1,347,000	1,341,446
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	1,700,000	1,525,305
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	2,402,000	2,310,690
Mitsubishi UFJ Financial Group, Inc., 0.848% to 9/15/2023, FLR (CMT - 1yr. + 0.68%) to 9/15/2024	2,789,000	2,737,001
15

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	$1,997,000	$1,885,812
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	1,264,000	1,180,660
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	2,411,000	2,369,772
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	2,445,000	2,227,450
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	2,219,000	2,214,030
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	2,276,000	2,241,816
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	2,257,000	2,176,200
PNC Bank N.A., 2.5%, 8/27/2024	1,122,000	1,079,498
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	3,959,000	3,984,730
Royal Bank of Canada, 0.5%, 10/26/2023	3,123,000	3,051,531
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	1,408,000	1,356,818
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	812,000	776,460
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	806,000	754,274
Standard Chartered PLC, 3.971% to 3/30/2025, FLR (CMT - 1yr. + 1.65%) to 3/30/2026 (n)	1,077,000	1,037,753
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	801,000	774,818
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,675,000	1,547,093
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	2,295,000	2,081,239
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	1,334,000	1,280,887
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	1,270,000	1,252,269
UBS Group AG, 5.711%, 1/12/2027 (n)	1,513,000	1,508,695
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	1,000,000	963,792
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	2,522,000	2,294,839
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	2,599,000	2,453,515
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	3,868,000	3,655,026
		$77,225,710
16

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.6%
HCA, Inc., 3.125%, 3/15/2027 (n)	$1,186,000	$1,113,654
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	4,014,000	3,822,518
		$4,936,172
Metals & Mining – 0.8%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$911,000	$896,899
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,146,000	1,127,667
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	2,677,000	2,471,997
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,675,000	1,519,462
		$6,016,025
Midstream – 1.5%
DCP Midstream Operating, LP, 5.625%, 7/15/2027	$896,000	$908,793
Enbridge, Inc., 2.5%, 2/14/2025	1,542,000	1,475,541
Enbridge, Inc., 5.969%, 3/08/2026	737,000	739,852
Energy Transfer LP, 2.9%, 5/15/2025	846,000	807,501
Energy Transfer LP, 5.55%, 2/15/2028	755,000	769,786
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	1,453,000	1,431,589
Plains All American Pipeline LP, 3.85%, 10/15/2023	673,000	667,192
TC Energy Corp., 6.203%, 3/09/2026	3,367,000	3,386,272
Western Midstream Operating LP, 3.35%, 2/01/2025	1,082,000	1,033,155
		$11,219,681
Mortgage-Backed – 0.5%
Fannie Mae, 4.5%, 4/01/2024 - 5/01/2025	$12,954	$12,915
Fannie Mae, 3%, 12/01/2031	254,800	244,281
Fannie Mae, 2%, 5/25/2044	137,198	132,020
Freddie Mac, 1.041%, 4/25/2024 (i)	83,797	540
Freddie Mac, 4%, 7/01/2025	27,892	27,893
Freddie Mac, 1.697%, 4/25/2030 (i)	6,380,095	546,268
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,718,722	2,563,755
Freddie Mac, 2%, 7/15/2042	416,335	384,377
		$3,912,049
Municipals – 0.8%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$555,000	$551,333
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.605%, 11/01/2023	305,000	298,989
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.225%, 1/01/2024	1,030,000	1,008,804
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 1.904%, 7/01/2023	115,000	114,324
17

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	$320,000	$307,996
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	250,000	236,323
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	315,000	294,808
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	657,077	629,063
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.551%, 6/15/2023	475,000	473,364
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	450,000	436,881
Port Authority of NY & NJ, Taxable, “AAA”, 1.086%, 7/01/2023	1,635,000	1,623,417
		$5,975,302
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$3,842,000	$3,771,192
Network & Telecom – 0.5%
AT&T, Inc., 0.9%, 3/25/2024	$4,229,000	$4,070,615
Oils – 0.2%
Valero Energy Corp., 1.2%, 3/15/2024	$1,252,000	$1,205,968
Other Banks & Diversified Financials – 1.5%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$1,220,000	$1,258,735
American Express Co., 2.25%, 3/04/2025	859,000	817,949
Banque Federative du Credit Mutuel S.A., 0.65%, 2/27/2024 (n)	2,782,000	2,673,810
Groupe BPCE S.A., 4%, 9/12/2023 (n)	943,000	935,418
Groupe BPCE S.A., FLR, 6.393% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	943,000	943,607
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	2,251,000	2,112,140
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,904,000	1,706,605
National Bank of Canada, 0.55% to 11/15/2023, FLR (CMT - 1yr. + 0.4%) to 11/15/2024	1,312,000	1,277,325
		$11,725,589
Pharmaceuticals – 0.6%
Amgen, Inc., 5.507%, 3/02/2026	$1,758,000	$1,764,880
Amgen, Inc., 5.15%, 3/02/2028	842,000	861,798
Royalty Pharma PLC, 0.75%, 9/02/2023	2,204,000	2,166,049
		$4,792,727
18

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.3%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$2,617,000	$2,336,755
Retailers – 0.6%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,506,000	$1,502,383
Kohl's Corp., 9.75%, 5/15/2025	2,655,000	2,704,091
Nordstrom, Inc., 2.3%, 4/08/2024	832,000	792,555
		$4,999,029
Specialty Stores – 0.3%
Genuine Parts Co., 1.75%, 2/01/2025	$1,302,000	$1,230,794
Ross Stores, Inc., 0.875%, 4/15/2026	926,000	831,163
		$2,061,957
Telecommunications - Wireless – 0.9%
Crown Castle, Inc., REIT, 3.15%, 7/15/2023	$611,000	$608,195
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	492,000	455,292
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	448,000	417,900
Rogers Communications, Inc., 3.2%, 3/15/2027 (n)	3,568,000	3,345,846
T-Mobile USA, Inc., 3.5%, 4/15/2025	2,527,000	2,458,604
		$7,285,837
Tobacco – 0.8%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$1,459,000	$1,419,306
Philip Morris International, Inc., 1.125%, 5/01/2023	722,000	722,000
Philip Morris International, Inc., 5.125%, 11/15/2024	1,300,000	1,308,108
Philip Morris International, Inc., 5%, 11/17/2025	591,000	596,293
Philip Morris International, Inc., 5.125%, 11/17/2027	526,000	538,622
Philip Morris International, Inc., 4.875%, 2/15/2028	1,262,000	1,273,116
		$5,857,445
Transportation - Services – 1.1%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$6,310,000	$6,052,968
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	974,000	958,877
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	684,000	671,250
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	684,000	663,101
		$8,346,196
U.S. Treasury Obligations – 26.7%
U.S. Treasury Notes, 0.125%, 5/31/2023 (s)	$25,000,000	$24,908,713
U.S. Treasury Notes, 0.125%, 8/31/2023 (f)(s)	12,453,000	12,251,125
U.S. Treasury Notes, 0.5%, 11/30/2023 (f)(s)	12,515,000	12,198,214
U.S. Treasury Notes, 0.875%, 1/31/2024 (f)(s)	25,867,000	25,099,073
U.S. Treasury Notes, 2.5%, 4/30/2024 (f)(s)	25,217,000	24,643,707
U.S. Treasury Notes, 4.125%, 1/31/2025	51,364,000	51,283,938
U.S. Treasury Notes, 2.75%, 5/15/2025 (f)	21,100,000	20,564,258
19

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.875%, 1/15/2026	$34,365,000	$34,420,038
		$205,369,066
Utilities - Electric Power – 3.1%
Edison International, 4.7%, 8/15/2025	$1,686,000	$1,664,501
Emera US Finance LP, 0.833%, 6/15/2024	1,057,000	1,001,379
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	889,000	920,992
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)	3,214,000	3,095,134
Entergy Louisiana LLC, 0.95%, 10/01/2024	5,399,000	5,115,948
FirstEnergy Corp., 2.05%, 3/01/2025	1,202,000	1,134,920
FirstEnergy Corp., 1.6%, 1/15/2026	734,000	672,489
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	1,486,000	1,510,707
Pacific Gas & Electric Co., 1.7%, 11/15/2023	854,000	834,022
Pacific Gas & Electric Co., 3.25%, 2/16/2024	3,496,000	3,422,151
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	3,851,000	3,804,853
WEC Energy Group, Inc., 0.8%, 3/15/2024	1,019,000	980,433
		$24,157,529
Total Bonds (Identified Cost, $656,730,814)		$639,856,717
Investment Companies (h) – 11.0%
Money Market Funds – 11.0%
MFS Institutional Money Market Portfolio, 4.59% (v) (Identified Cost, $85,003,897)	85,008,425	$85,025,427
Short-Term Obligations (s)(y) – 3.5%
Freddie Mac, 0%, due 5/01/2023 (Identified Cost, $26,602,000)	$26,602,000	$26,602,000

Other Assets, Less Liabilities – 2.3%		17,908,157
Net Assets – 100.0%		$769,392,301

(f)	All or a portion of the security has been segregated as collateral for cleared and uncleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $85,025,427 and $666,458,717, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $215,918,522, representing 28.1% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Note 2 of the Notes to Consolidated Financial Statements for details of the wholly-owned subsidiary.
20

Consolidated Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(y)	The rate quoted is the annualized one-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum. It is quoted in USD.
BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil. It is quoted in USD.
BCOMCNTR	Bloomberg Corn Subindex Total Return, this index is composed of futures contracts on corn. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities. It is quoted in USD.
BCOMFCT	Bloomberg Feeder Cattle Subindex Total Return, this index is comprised of futures contracts on feeder cattle. It is quoted in USD.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold. It is quoted in USD.
BCOMGOT	Bloomberg Gas and Oil Subindex Total Return, this index is composed of futures contracts on gas and oil. It is quoted in USD.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper. It is quoted in USD.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle. It is quoted in USD.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMNITR	Bloomberg Nickel Subindex Total Return, this index is a single commodity subindex of the Bloomberg CI composed of futures contracts on Nickel. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver. It is quoted in USD.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal. It is quoted in USD.
21

Consolidated Portfolio of Investments (unaudited) – continued
BCOMSYTR	Bloomberg Soybeans Subindex Total Return, this index is composed of futures contracts on soybeans. It is quoted in USD.
BCOMTR	Bloomberg Commodity Index Total Return
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPGCCCTR	S&P GSCI Cocoa Index Total Return
22

Consolidated Portfolio of Investments (unaudited) – continued
Derivative Contracts at 4/30/23
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/17/25	USD	13,600,000	centrally cleared	4.20%/Annually	SOFR 1 day/Annual	$114,475	$—	$114,475
Liability Derivatives
Interest Rate Swaps
12/06/25	USD	45,300,000	centrally cleared	3.82%/Annually	SOFR 1 day/Annual	$(85,573)	$6,686	$(78,887)

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
5/15/23	USD	2,946,876 (Short)	Goldman Sachs International	3 month T-Bill + 0.05%	BCOMNITR (floating rate)	$11,828	$—	$11,828
5/15/23	USD	2,178,154 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.05%	BCOMWHTR (floating rate)	9,829	—	9,829
9/29/23	USD	7,080,675 (Short)	Morgan Stanley	3 month T-Bill - 0.03%	BCOMSITR (floating rate)	27,964	—	27,964
10/16/23	USD	11,306,816 (Short)	Morgan Stanley	3 month T-Bill - 0.03%	BCOMALTR (floating rate)	47,547	—	47,547
12/29/23	USD	9,100,293 (Short)	Morgan Stanley	3 month T-Bill - 0.02%	BCOMGCTR (floating rate)	37,049	—	37,049
2/12/24	USD	9,697,685 (Short)	Morgan Stanley	3 month T-Bill - 0.03%	BCOMLCTR (floating rate)	38,854	—	38,854
2/26/24	USD	3,481,590 (Short)	Morgan Stanley	3 month T-Bill - 0.02%	BCOMNGTR (floating rate)	14,651	—	14,651
5/06/24	USD	11,650,863 (Short)	Merrill Lynch International	3 month T-Bill - 0.05%	BCOMFCT (floating rate)	37,812	—	37,812
23

Consolidated Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements - continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives - continued
Total Return Swaps - continued
5/07/24	USD	3,014,203 (Short)	Goldman Sachs International	3 month T-Bill - 0.04%	BCOMNGTR (floating rate)	$10,333	$—	$10,333
5/28/24	USD	5,948,072 (Short)	Goldman Sachs International	3 month T-Bill + 0.05%	BCOMKWT (floating rate)	2,522	—	2,522
5/28/24	USD	10,077,944 (Short)	Morgan Stanley	3 month T-Bill - 0.03%	BCOMHGTR (floating rate)	4,140	—	4,140
						$242,529	$—	$242,529
Liability Derivatives
Total Return Swaps
5/26/23	USD	36,196,958 (Long)	Merrill Lynch International	BCOMTR (floating rate)	3 month T-Bill + 0.07%	$(152,757)	$—	$(152,757)
6/20/23	USD	92,513,183 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(392,537)	—	(392,537)
7/17/23	USD	34,038,314 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(144,714)	—	(144,714)
7/17/23	USD	34,038,314 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(144,714)	—	(144,714)
7/17/23	USD	34,911,092 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(148,424)	—	(148,424)
8/07/23	USD	7,201,959 (Long)	Merrill Lynch International	BCOMCOT (floating rate)	3 month T-Bill + 0.06%	(29,770)	—	(29,770)
8/08/23	USD	4,073,454 (Long)	Merrill Lynch International	BCOMGOT (floating rate)	3 month T-Bill + 0.06%	(18,063)	—	(18,063)
9/25/23	USD	12,972,621 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(54,748)	—	(54,748)
24

Consolidated Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements - continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives - continued
Total Return Swaps - continued
9/25/23	USD	112,983,887 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.14%	$(485,110)	$—	$(485,110)
9/29/23	USD	10,229,830 (Long)	Morgan Stanley	BCOMCNTR (floating rate)	3 month T-Bill + 0.14%	(46,888)	—	(46,888)
10/16/23	USD	4,993,886 (Long)	Merrill Lynch International	BCOMBOTR (floating rate)	3 month T-Bill + 0.10%	(22,572)	—	(22,572)
11/17/23	USD	120,436,807 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(516,094)	—	(516,094)
11/20/23	USD	20,071,037 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(84,704)	—	(84,704)
12/15/23	USD	4,630,436 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(19,541)	—	(19,541)
12/15/23	USD	4,484,150 (Long)	JPMorgan Chase Bank N.A.	BCOMHOTR (floating rate)	3 month T-Bill + 0.07%	(20,180)	—	(20,180)
12/29/23	USD	48,561,624 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(205,755)	—	(205,755)
12/29/23	USD	13,743,856 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.14%	(58,810)	—	(58,810)
12/29/23	USD	100,788,276 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(425,346)	—	(425,346)
1/16/24	USD	10,017,000 (Long)	Goldman Sachs International	BCOMSYTR (floating rate)	3 month T-Bill + 0.14%	(44,083)	—	(44,083)
2/26/24	USD	7,636,344 (Long)	Morgan Stanley	BCOMSMT (floating rate)	3 month T-Bill + 0.09%	(34,269)	—	(34,269)
2/26/24	USD	5,611,042 (Long)	JPMorgan Chase Bank N.A.	BCOMRBTR (floating rate)	3 month T-Bill + 0.08%	(24,273)	—	(24,273)
3/15/24	USD	29,419,902 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(124,034)	—	(124,034)
25

Consolidated Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements - continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives - continued
Total Return Swaps - continued
3/22/24	USD	13,719,935 (Long)	Goldman Sachs International	BCOMSBTR (floating rate)	3 month T-Bill + 0.16%	$(47,902)	$—	$(47,902)
5/07/24	USD	29,436,521 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(106,034)	—	(106,034)
5/07/24	USD	29,436,521 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(106,243)	—	(106,243)
5/28/24	USD	9,958,758 (Long)	Goldman Sachs International	SPGCCCTR (floating rate)	3 month T-Bill + 0.10%	(4,304)	—	(4,304)
						$(3,461,869)	$—	$(3,461,869)
At April 30, 2023, the fund had cash collateral of $21,559,000 and other liquid securities with an aggregate value of $77,396,051 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Consolidated Statement of Assets and Liabilities are comprised of cash collateral.
(a)	The Merrill Lynch MLCILPRT Commodity Index, the components of which are not publicly available, seeks to provide exposure to a diversified group of commodities. Through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:

Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $112,983,887*	Notional Amount: $120,436,807*
Long Futures Contracts
Soybean Oil - July 2023	2.7%	$3,050,565	$3,251,794
Corn - July 2023	5.1%	5,762,178	6,142,277
WTI - July 2023	8.2%	9,264,679	9,875,818
Brent - July 2023	2.0%	2,259,678	2,408,736
26

Consolidated Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $112,983,887*	Notional Amount: $120,436,807*
Brent - Sept 2023	5.5%	6,214,114	6,624,024
Cotton - July 2023	1.5%	1,694,758	1,806,552
Gold - June 2023	4.3%	4,858,307	5,178,783
Gold - August 2023	12.0%	13,558,069	14,452,417
Copper Comex - July 2023	5.3%	5,988,146	6,383,151
Heating Oil - July 2023	1.8%	2,033,710	2,167,863
Coffee - July 2023	3.4%	3,841,452	4,094,851
Kansas Wheat - July 2023	1.7%	1,920,726	2,047,426
Aluminum - July 2023	4.3%	4,858,307	5,178,783
Live Cattle - June 2023	1.0%	1,129,839	1,204,368
Live Cattle - August 2023	2.6%	2,937,581	3,131,357
Lean Hogs - June 2023	0.5%	564,919	602,184
Lean Hogs - July 2023	1.5%	1,694,758	1,806,552
Lead - July 2023	0.9%	1,016,855	1,083,931
Nickel - July 2023	2.5%	2,824,597	3,010,920
Zinc - July 2023	2.6%	2,937,581	3,131,357
Natural Gas - July 2023	6.0%	6,779,033	7,226,208
Gasoil - July 2023	2.3%	2,598,629	2,770,047
Soybeans - July 2023	5.6%	6,327,098	6,744,461
Sugar - July 2023	3.6%	4,067,420	4,335,725
Silver - July 2023	4.9%	5,536,210	5,901,404
Soybean Meal - July 2023	3.3%	3,728,468	3,974,415
Wheat - July 2023	2.4%	2,711,613	2,890,483
Gasoline RBOB - July 2023	2.5%	2,824,597	3,010,920
	100.0%	$112,983,887	$120,436,807
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
See Notes to Consolidated Financial Statements
27

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
At 4/30/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $683,332,814)	$666,458,717
Investments in affiliated issuers, at value (identified cost, $85,003,897)	85,025,427
Cash	2,147,076
Restricted cash for
Uncleared swaps	21,559,000
Receivables for
Due from uncleared swap brokers	3,199,384
Net daily variation margin on open cleared swap agreements	99,453
Fund shares sold	3,828,367
Interest	4,326,095
Uncleared swaps, at value	242,529
Other assets	1,920
Total assets	$786,887,968
Liabilities
Payables for
Distributions	$1,056
Due to uncleared swap brokers	11,714,375
Investments purchased	1,281,411
When-issued investments purchased	833,589
Fund shares reacquired	4,176
Uncleared swaps, at value	3,461,869
Payable to affiliates
Investment adviser	61,342
Administrative services fee	1,304
Shareholder servicing costs	12,413
Distribution and service fees	501
Payable for independent Trustees' compensation	1,897
Accrued expenses and other liabilities	121,734
Total liabilities	$17,495,667
Net assets	$769,392,301
Net assets consist of
Paid-in capital	$1,434,549,305
Total distributable earnings (loss)	(665,157,004)
Net assets	$769,392,301
Shares of beneficial interest outstanding	214,651,343
28

Consolidated Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$13,497,450	3,781,812	$3.57
Class B	108,024	30,360	3.56
Class C	934,048	264,590	3.53
Class I	15,956,237	4,444,131	3.59
Class R1	64,118	17,964	3.57
Class R2	242,829	68,127	3.56
Class R3	66,426	18,557	3.58
Class R4	67,214	18,760	3.58
Class R6	738,455,955	206,007,042	3.58

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $3.79 [100 / 94.25 x $3.57]. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Consolidated Financial Statements
29

Consolidated Financial Statements
Consolidated Statement of Operations
Six months ended 4/30/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$12,536,354
Dividends from affiliated issuers	1,817,340
Other	109,027
Total investment income	$14,462,721
Expenses
Management fee	$2,836,800
Distribution and service fees	25,386
Shareholder servicing costs	19,109
Administrative services fee	60,809
Independent Trustees' compensation	6,852
Custodian fee	30,150
Shareholder communications	5,442
Audit and tax fees	47,497
Legal fees	8,493
Miscellaneous	129,170
Total expenses	$3,169,708
Reduction of expenses by investment adviser	(49,422)
Net expenses	$3,120,286
Net investment income (loss)	$11,342,435
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(3,952,213)
Affiliated issuers	(260)
Swap agreements	(61,930,781)
Net realized gain (loss)	$(65,883,254)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$16,278,474
Affiliated issuers	16,045
Swap agreements	341,544
Net unrealized gain (loss)	$16,636,063
Net realized and unrealized gain (loss)	$(49,247,191)
Change in net assets from operations	$(37,904,756)
See Notes to Consolidated Financial Statements
30

Financial Statements
Consolidated Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22
Change in net assets
From operations
Net investment income (loss)	$11,342,435	$4,729,976
Net realized gain (loss)	(65,883,254)	145,731,104
Net unrealized gain (loss)	16,636,063	(36,929,166)
Change in net assets from operations	$(37,904,756)	$113,531,914
Total distributions to shareholders	$(165,000,992)	$(322,999,695)
Change in net assets from fund share transactions	$213,481,143	$31,442,427
Total change in net assets	$10,575,395	$(178,025,354)
Net assets
At beginning of period	758,816,906	936,842,260
At end of period	$769,392,301	$758,816,906
See Notes to Consolidated Financial Statements
31

Consolidated Financial Statements
Consolidated Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$4.80	$7.02	$4.85	$5.32	$5.65	$6.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.02	$0.00(w)	$0.04	$0.10	$0.07
Net realized and unrealized gain (loss)	(0.25)	0.15	2.21	(0.42)	(0.27)	(0.25)
Total from investment operations	$(0.20)	$0.17	$2.21	$(0.38)	$(0.17)	$(0.18)
Less distributions declared to shareholders
From net investment income	$(1.03)	$(2.39)	$(0.04)	$(0.09)	$(0.16)	$(0.17)
Net asset value, end of period (x)	$3.57	$4.80	$7.02	$4.85	$5.32	$5.65
Total return (%) (r)(s)(t)(x)	(4.96)(n)	7.71	45.84	(7.24)	(2.96)	(2.98)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.15(a)	1.17	1.15	1.13	1.10	1.09
Expenses after expense reductions	1.14(a)	1.15	1.14	1.12	1.09	1.08
Net investment income (loss)	2.68(a)	0.37	0.07	0.94	1.86	1.22
Portfolio turnover	32(n)	37	28	57	64	72
Net assets at end of period (000 omitted)	$13,497	$15,080	$4,921	$1,041	$321	$63
See Notes to Consolidated Financial Statements
32

Consolidated Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18(i)
Net asset value, beginning of period	$4.77	$6.96	$4.81	$5.28	$5.64	$5.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$(0.03)	$(0.04)	$0.01	$0.06	$0.02
Net realized and unrealized gain (loss)	(0.26)	0.18	2.20	(0.43)	(0.26)	(0.09)
Total from investment operations	$(0.22)	$0.15	$2.16	$(0.42)	$(0.20)	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.99)	$(2.34)	$(0.01)	$(0.05)	$(0.16)	$—
Net asset value, end of period (x)	$3.56	$4.77	$6.96	$4.81	$5.28	$5.64
Total return (%) (r)(s)(t)(x)	(5.41)(n)	7.08	44.93	(8.10)	(3.68)	(1.23)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.90(a)	1.91	1.89	1.87	1.84	1.94(a)
Expenses after expense reductions	1.89(a)	1.90	1.88	1.86	1.83	1.93(a)
Net investment income (loss)	1.92(a)	(0.50)	(0.65)	0.23	1.13	1.34(a)
Portfolio turnover	32(n)	37	28	57	64	72
Net assets at end of period (000 omitted)	$108	$112	$98	$60	$48	$52

Class C	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18(i)
Net asset value, beginning of period	$4.73	$6.94	$4.80	$5.28	$5.64	$5.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$(0.03)	$(0.04)	$0.01	$0.06	$0.02
Net realized and unrealized gain (loss)	(0.25)	0.17	2.19	(0.43)	(0.27)	(0.09)
Total from investment operations	$(0.21)	$0.14	$2.15	$(0.42)	$(0.21)	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.99)	$(2.35)	$(0.01)	$(0.06)	$(0.15)	$—
Net asset value, end of period (x)	$3.53	$4.73	$6.94	$4.80	$5.28	$5.64
Total return (%) (r)(s)(t)(x)	(5.33)(n)	6.94	44.77	(8.07)	(3.69)	(1.23)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.91(a)	1.91	1.90	1.88	1.84	1.94(a)
Expenses after expense reductions	1.89(a)	1.90	1.88	1.87	1.83	1.93(a)
Net investment income (loss)	1.91(a)	(0.49)	(0.66)	0.20	1.12	1.41(a)
Portfolio turnover	32(n)	37	28	57	64	72
Net assets at end of period (000 omitted)	$934	$1,444	$1,095	$435	$93	$49
See Notes to Consolidated Financial Statements
33

Consolidated Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$4.83	$7.04	$4.86	$5.32	$5.65	$6.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.03	$0.02	$0.06	$0.11	$0.09
Net realized and unrealized gain (loss)	(0.26)	0.16	2.21	(0.42)	(0.26)	(0.25)
Total from investment operations	$(0.20)	$0.19	$2.23	$(0.36)	$(0.15)	$(0.16)
Less distributions declared to shareholders
From net investment income	$(1.04)	$(2.40)	$(0.05)	$(0.10)	$(0.18)	$(0.19)
Net asset value, end of period (x)	$3.59	$4.83	$7.04	$4.86	$5.32	$5.65
Total return (%) (r)(s)(t)(x)	(4.91)(n)	8.05	46.19	(6.90)	(2.75)	(2.73)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.90(a)	0.92	0.90	0.89	0.84	0.85
Expenses after expense reductions	0.89(a)	0.90	0.89	0.88	0.83	0.84
Net investment income (loss)	2.93(a)	0.57	0.30	1.17	2.13	1.45
Portfolio turnover	32(n)	37	28	57	64	72
Net assets at end of period (000 omitted)	$15,956	$18,905	$6,029	$500	$135	$48

Class R1	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18(i)
Net asset value, beginning of period	$4.78	$6.97	$4.81	$5.28	$5.64	$5.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$(0.03)	$(0.04)	$0.01	$0.06	$0.02
Net realized and unrealized gain (loss)	(0.26)	0.18	2.20	(0.43)	(0.27)	(0.09)
Total from investment operations	$(0.22)	$0.15	$2.16	$(0.42)	$(0.21)	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.99)	$(2.34)	$—	$(0.05)	$(0.15)	$—
Net asset value, end of period (x)	$3.57	$4.78	$6.97	$4.81	$5.28	$5.64
Total return (%) (r)(s)(t)(x)	(5.46)(n)	7.07	44.91	(8.08)	(3.69)	(1.23)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.90(a)	1.91	1.89	1.87	1.84	1.94(a)
Expenses after expense reductions	1.89(a)	1.90	1.88	1.86	1.83	1.93(a)
Net investment income (loss)	1.94(a)	(0.50)	(0.63)	0.26	1.14	1.35(a)
Portfolio turnover	32(n)	37	28	57	64	72
Net assets at end of period (000 omitted)	$64	$68	$63	$44	$48	$49
See Notes to Consolidated Financial Statements
34

Consolidated Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18(i)
Net asset value, beginning of period	$4.80	$7.00	$4.83	$5.30	$5.65	$5.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.00(w)	$(0.01)	$0.04	$0.09	$0.02
Net realized and unrealized gain (loss)	(0.26)	0.17	2.20	(0.44)	(0.27)	(0.08)
Total from investment operations	$(0.21)	$0.17	$2.19	$(0.40)	$(0.18)	$(0.06)
Less distributions declared to shareholders
From net investment income	$(1.03)	$(2.37)	$(0.02)	$(0.07)	$(0.17)	$—
Net asset value, end of period (x)	$3.56	$4.80	$7.00	$4.83	$5.30	$5.65
Total return (%) (r)(s)(t)(x)	(5.30)(n)	7.61	45.58	(7.59)	(3.31)	(1.05)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.40(a)	1.41	1.39	1.37	1.34	1.44(a)
Expenses after expense reductions	1.39(a)	1.40	1.38	1.36	1.33	1.43(a)
Net investment income (loss)	2.46(a)	0.06	(0.13)	0.75	1.64	1.86(a)
Portfolio turnover	32(n)	37	28	57	64	72
Net assets at end of period (000 omitted)	$243	$134	$64	$44	$48	$49

Class R3	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18(i)
Net asset value, beginning of period	$4.81	$7.02	$4.84	$5.31	$5.65	$5.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.01	$0.01	$0.05	$0.10	$0.03
Net realized and unrealized gain (loss)	(0.25)	0.17	2.20	(0.43)	(0.27)	(0.09)
Total from investment operations	$(0.20)	$0.18	$2.21	$(0.38)	$(0.17)	$(0.06)
Less distributions declared to shareholders
From net investment income	$(1.03)	$(2.39)	$(0.03)	$(0.09)	$(0.17)	$—
Net asset value, end of period (x)	$3.58	$4.81	$7.02	$4.84	$5.31	$5.65
Total return (%) (r)(s)(t)(x)	(5.02)(n)	7.75	46.03	(7.34)	(3.03)	(1.05)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.15(a)	1.16	1.14	1.12	1.09	1.19(a)
Expenses after expense reductions	1.14(a)	1.15	1.13	1.11	1.08	1.18(a)
Net investment income (loss)	2.69(a)	0.25	0.12	1.00	1.89	2.10(a)
Portfolio turnover	32(n)	37	28	57	64	72
Net assets at end of period (000 omitted)	$66	$70	$65	$44	$48	$49
See Notes to Consolidated Financial Statements
35

Consolidated Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18(i)
Net asset value, beginning of period	$4.82	$7.03	$4.85	$5.32	$5.65	$5.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.03	$0.02	$0.06	$0.11	$0.03
Net realized and unrealized gain (loss)	(0.26)	0.16	2.21	(0.43)	(0.26)	(0.09)
Total from investment operations	$(0.20)	$0.19	$2.23	$(0.37)	$(0.15)	$(0.06)
Less distributions declared to shareholders
From net investment income	$(1.04)	$(2.40)	$(0.05)	$(0.10)	$(0.18)	$—
Net asset value, end of period (x)	$3.58	$4.82	$7.03	$4.85	$5.32	$5.65
Total return (%) (r)(s)(t)(x)	(4.96)(n)	8.07	46.27	(7.09)	(2.75)	(1.05)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.90(a)	0.91	0.89	0.87	0.84	0.94(a)
Expenses after expense reductions	0.88(a)	0.90	0.88	0.86	0.83	0.93(a)
Net investment income (loss)	2.94(a)	0.50	0.37	1.25	2.14	2.35(a)
Portfolio turnover	32(n)	37	28	57	64	72
Net assets at end of period (000 omitted)	$67	$71	$65	$45	$48	$49

Class R6	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$4.83	$7.04	$4.86	$5.33	$5.65	$6.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.03	$0.03	$0.06	$0.11	$0.09
Net realized and unrealized gain (loss)	(0.27)	0.17	2.20	(0.43)	(0.25)	(0.25)
Total from investment operations	$(0.21)	$0.20	$2.23	$(0.37)	$(0.14)	$(0.16)
Less distributions declared to shareholders
From net investment income	$(1.04)	$(2.41)	$(0.05)	$(0.10)	$(0.18)	$(0.19)
Net asset value, end of period (x)	$3.58	$4.83	$7.04	$4.86	$5.33	$5.65
Total return (%) (r)(s)(t)(x)	(5.06)(n)	8.24	46.24	(7.06)	(2.57)	(2.74)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83(a)	0.82	0.81	0.83	0.83	0.84
Expenses after expense reductions	0.81(a)	0.80	0.80	0.82	0.82	0.83
Net investment income (loss)	3.01(a)	0.54	0.46	1.28	2.15	1.46
Portfolio turnover	32(n)	37	28	57	64	72
Net assets at end of period (000 omitted)	$738,456	$722,934	$924,441	$689,390	$625,443	$587,864

See Notes to Consolidated Financial Statements
36

Consolidated Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(i)	For Class B, Class C, Class R1, Class R2, Class R3, and Class R4, the period is from the class inception, August 15, 2018, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Consolidated Financial Statements
37

Notes to Consolidated Financial Statements
(unaudited)
(1) Business and Organization
MFS Commodity Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of April 30, 2023, the Subsidiary’s net assets were $138,073,769, which represented 17.9% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
General — The preparation of Consolidated Financial Statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these Consolidated Financial Statements, management has evaluated subsequent events occurring after the date of the fund’s Consolidated Statement of Assets and Liabilities through the date that the Consolidated Financial Statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency
38

Notes to Consolidated Financial Statements (unaudited) - continued
laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the
39

Notes to Consolidated Financial Statements (unaudited) - continued
value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as swap agreements. The following is a summary of the levels used as of April 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$205,369,066	$—	$205,369,066
Non - U.S. Sovereign Debt	—	4,555,808	—	4,555,808
Municipal Bonds	—	5,975,302	—	5,975,302
U.S. Corporate Bonds	—	159,151,151	—	159,151,151
Residential Mortgage-Backed Securities	—	4,295,022	—	4,295,022
Commercial Mortgage-Backed Securities	—	37,554,068	—	37,554,068
Asset-Backed Securities (including CDOs)	—	84,954,019	—	84,954,019
Foreign Bonds	—	138,002,281	—	138,002,281
Short-Term Securities	—	26,602,000	—	26,602,000
Mutual Funds	85,025,427	—	—	85,025,427
Total	$85,025,427	$666,458,717	$—	$751,484,144
Other Financial Instruments
Swap Agreements – Assets	$—	$357,004	$—	$357,004
Swap Agreements – Liabilities	—	(3,540,756)	—	(3,540,756)
For further information regarding security characteristics, see the Consolidated Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate
40

Notes to Consolidated Financial Statements (unaudited) - continued
losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Consolidated Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2023 as reported in the Consolidated Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Cleared Swap Agreements	$114,475	$(78,887)
Commodity	Uncleared Swap Agreements	242,529	(3,461,869)
Total		$357,004	$(3,540,756)
(a)	Values presented in this table for cleared swap agreements correspond to the values reported in the Consolidated Portfolio of Investments. Only the current day net variation margin for cleared swap agreements is reported separately within the Consolidated Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2023 as reported in the Consolidated Statement of Operations:
Risk	Swap Agreements
Interest Rate	$(1,098,439)
Credit	(249,058)
Commodity	(60,583,284)
Total	$(61,930,781)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2023 as reported in the Consolidated Statement of Operations:
Risk	Swap Agreements
Interest Rate	$28,902
Commodity	312,642
Total	$341,544
41

Notes to Consolidated Financial Statements (unaudited) - continued
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Consolidated Statement of Operations.
42

Notes to Consolidated Financial Statements (unaudited) - continued
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of April 30, 2023:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Uncleared Swaps, at value	$242,529	$(3,461,869)
Cleared Swap Agreements (a)	99,453	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Consolidated Statement of Assets & Liabilities	$341,982	$(3,461,869)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	99,453	—
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$242,529	$(3,461,869)
(a)	The amount presented here represents the fund's current day net variation margin for cleared swap agreements. This amount, which is recognized within the fund's Consolidated Statement of Assets and Liabilities, differs from the fair value of the cleared swap agreements which is presented in the tables that follow the fund's Consolidated Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2023:
		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Goldman Sachs International	$24,683	$(24,683)	$—	$—	$—
JPMorgan Chase Bank N.A.	9,829	(9,829)	—	—	—
Merrill Lynch International	37,812	(37,812)	—	—	—
Morgan Stanley	170,205	(81,157)	—	—	89,048
Total	$242,529	$(153,481)	$—	$—	$89,048
43

Notes to Consolidated Financial Statements (unaudited) - continued
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2023:
		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Citibank N.A.	$(58,810)	$—	$—	$58,810	$—
Goldman Sachs International	(680,536)	24,683	—	655,853	—
JPMorgan Chase Bank N.A.	(879,749)	9,829	—	869,920	—
Merrill Lynch International	(1,761,617)	37,812	—	1,723,805	—
Morgan Stanley	(81,157)	81,157	—	—	—
Total	$(3,461,869)	$153,481	$—	$3,308,388	$—
(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
44

Notes to Consolidated Financial Statements (unaudited) - continued
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into total return swaps on various commodity indexes in order to gain exposure without having to own the underlying commodities. Under a total return swap the fund pays the counterparty interest (based on a fixed or floating rate) and in return receives a payment equal to the increase in the total return of the reference index. To the extent there is a decline in the total return of the index, the fund pays the counterparty for that decline in addition to making the fixed or floating rate interest payment. On a monthly basis, the change in the total return of the index is measured to determine the monthly payment due to or from the counterparty. These payments are included in “Due from uncleared swap brokers” or “Due to uncleared swap brokers” in the Consolidated Statement of Assets and Liabilities. The total return of the reference index includes changes in the market value of the index and any interest or dividend payments attributable to the index.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
45

Notes to Consolidated Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Consolidated Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Consolidated Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Consolidated Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the
46

Notes to Consolidated Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to treating the Subsidiary as a separate holding for tax purposes instead of a consolidated entity and amortization and accretion of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/22
Ordinary income (including any short-term capital gains)	$322,999,695
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/23
Cost of investments	$822,187,009
Gross appreciation	2,015,891
Gross depreciation	(72,718,756)
Net unrealized appreciation (depreciation)	$(70,702,865)
As of 10/31/22
Undistributed ordinary income	160,981,684
Capital loss carryforwards	(104,752,636)
Other temporary differences	(158,865,832)
Net unrealized appreciation (depreciation)	(359,614,472)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(79,196,570)
Long-Term	(25,556,066)
Total	$(104,752,636)
47

Notes to Consolidated Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Consolidated Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/23	Year ended 10/31/22
Class A	$3,159,611	$1,794,373
Class B	24,490	32,578
Class C	293,180	375,281
Class I	3,742,535	1,842,869
Class R1	14,035	21,275
Class R2	34,196	23,360
Class R3	14,937	22,077
Class R4	15,247	22,350
Class R6	157,702,761	318,865,532
Total	$165,000,992	$322,999,695
(3) Transactions with Affiliates
Investment Adviser — The fund and the Subsidiary have investment advisory agreements with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
The Subsidiary does not pay a management fee to MFS.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 29, 2024. For the six months ended April 30, 2023, this management fee reduction amounted to $49,422, which is included in the reduction of total expenses in the Consolidated Statement of Operations. The management fee incurred for the six months ended April 30, 2023 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $9,442 for the six months ended April 30, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
48

Notes to Consolidated Financial Statements (unaudited) - continued
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 18,266
Class B	0.75%	0.25%	1.00%	1.00%	576
Class C	0.75%	0.25%	1.00%	1.00%	5,643
Class R1	0.75%	0.25%	1.00%	1.00%	330
Class R2	0.25%	0.25%	0.50%	0.50%	486
Class R3	—	0.25%	0.25%	0.25%	85
Total Distribution and Service Fees					$25,386
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended April 30, 2023.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2023, were as follows:
Amount
Class A	$1,658
Class B	—
Class C	113
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2023, the fee was $3,592, which equated to 0.0009% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing
49

Notes to Consolidated Financial Statements (unaudited) - continued
costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $15,517.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2023 was equivalent to an annual effective rate of 0.0161% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 14,310 shares of Class C and 14,247 shares of Class I for an aggregate amount of $72,266 and $73,372, respectively.
At April 30, 2023, MFS held approximately 59% of the outstanding shares of Class B, and 100% of the outstanding shares of Class R1, Class R3, and Class R4.
(4) Portfolio Securities
For the six months ended April 30, 2023, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$138,763,538	$125,440,031
Non-U.S. Government securities	61,881,226	44,200,573
50

Notes to Consolidated Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/23		Year ended 10/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,048,581	$4,071,324	3,103,863	$16,573,444
Class B	4,690	19,025	6,135	30,392
Class C	18,817	72,429	171,395	908,942
Class I	1,386,578	5,361,165	5,010,784	25,979,067
Class R1	—	—	1	5
Class R2	32,692	126,917	13,047	66,081
Class R3	—	—	1	5
Class R6	19,587,079	73,613,110	15,380,862	79,675,363
	22,078,437	$83,263,970	23,686,088	$123,233,299
Shares issued to shareholders in reinvestment of distributions
Class A	851,614	$3,159,487	423,412	$1,761,393
Class B	6,601	24,490	7,834	32,578
Class C	79,418	292,259	90,870	375,281
Class I	1,003,361	3,742,535	440,879	1,842,869
Class R1	3,773	14,035	5,102	21,275
Class R2	9,217	34,196	5,602	23,360
Class R3	4,015	14,937	5,294	22,077
Class R4	4,099	15,247	5,359	22,350
Class R6	42,393,215	157,702,761	76,466,554	318,865,532
	44,355,313	$164,999,947	77,450,906	$322,966,715
Shares reacquired
Class A	(1,257,818)	$(4,888,162)	(1,088,785)	$(5,473,361)
Class B	(4,333)	(16,331)	(4,691)	(24,091)
Class C	(138,735)	(525,285)	(114,905)	(579,642)
Class I	(1,858,673)	(7,529,227)	(2,395,076)	(12,770,972)
Class R1	—	—	(1)	(5)
Class R2	(1,622)	(5,995)	(3)	(15)
Class R3	—	—	(1)	(5)
Class R6	(5,699,732)	(21,817,774)	(73,378,451)	(395,909,496)
	(8,960,913)	$(34,782,774)	(76,981,913)	$(414,757,587)
51

Notes to Consolidated Financial Statements (unaudited) - continued
	Six months ended 4/30/23		Year ended 10/31/22
	Shares	Amount	Shares	Amount
Net change
Class A	642,377	$2,342,649	2,438,490	$12,861,476
Class B	6,958	27,184	9,278	38,879
Class C	(40,500)	(160,597)	147,360	704,581
Class I	531,266	1,574,473	3,056,587	15,050,964
Class R1	3,773	14,035	5,102	21,275
Class R2	40,287	155,118	18,646	89,426
Class R3	4,015	14,937	5,294	22,077
Class R4	4,099	15,247	5,359	22,350
Class R6	56,280,562	209,498,097	18,468,965	2,631,399
	57,472,837	$213,481,143	24,155,081	$31,442,427
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2030 Fund, the Lifetime 2035 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 29%, 23%, 15%, 10%, 3%, 3%, 2%, 2%, 2%, 2%, 2%, 1%, and 1%, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an
52

Notes to Consolidated Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended April 30, 2023, the fund’s commitment fee and interest expense were $1,937 and $0, respectively, and are included in “Miscellaneous” expense in the Consolidated Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$107,271,416	$196,322,785	$218,584,559	$(260)	$16,045	$85,025,427

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,817,340	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
53

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
54

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
55

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
April 30, 2023
MFS®  Global Alternative
Strategy Fund
DTR-SEM

MFS® Global Alternative
Strategy Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	12.7%	46.5%	(14.4)%	44.8%
	Japan	0.6%	5.3%	0.0%	5.9%
	Asia/Pacific ex-Japan	0.6%	3.8%	0.0%	4.4%
	North America ex-U.S.	1.5%	1.0%	0.0%	2.5%
	Emerging Markets	0.4%	0.0%	0.0%	0.4%
	Europe ex-U.K.	1.6%	0.0%	(3.2)%	(1.6)%
	United Kingdom	1.3%	0.0%	(6.7)%	(5.4)%
Equity	Europe ex-U.K.	11.9%	10.3%	(4.7)%	17.5%
	Emerging Markets	2.3%	8.1%	(3.7)%	6.7%
	U.S. Large Cap	32.2%	0.0%	(27.7)%	4.5%
	United Kingdom	2.9%	0.2%	0.0%	3.1%
	North America ex-U.S.	2.4%	0.0%	(1.2)%	1.2%
	Japan	3.4%	0.0%	(2.2)%	1.2%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	U.S Small/Mid Cap	18.0%	0.0%	(18.1)%	(0.1)%
	Asia/Pacific ex-Japan	1.8%	0.5%	(5.2)%	(2.9)%
Cash	Cash & Cash Equivalents (d)				5.9%
	Other (e)				11.8%
Top ten holdings (c)
USD Interest Rate Swap, Receive 3.75% - JUN 2025	32.6%
USD Interest Rate Swap, Receive 3.25% - JUN 2028	13.8%
Japan Government Bond 10 yr Future - JUN 2023	5.3%
Australian Bond 10 yr Future - JUN 2023	3.8%
AEX 25 Index Future - MAY 2023	(4.6)%
Long Gilt 10 yr Future - JUN 2023	(6.7)%
USD Interest Rate Swap, Payer 3.00% - JUN 2033	(7.4)%
S&P MidCap 400 Index Future - JUN 2023	(8.1)%
Russell 2000 Index Future - JUN 2023	(10.0)%
S&P 500 E-Mini Index Future - JUN 2023	(27.7)%

Portfolio Composition - continued
(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions and the unrealized gain or loss in connection with forward currency exchange contracts.
Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2022 through April 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Expenses Paid During Period (p) 11/01/22-4/30/23
A	Actual	1.36%	$1,000.00	$1,068.95	$6.98
	Hypothetical (h)	1.36%	$1,000.00	$1,018.05	$6.80
B	Actual	2.11%	$1,000.00	$1,064.58	$10.80
	Hypothetical (h)	2.11%	$1,000.00	$1,014.33	$10.54
C	Actual	2.11%	$1,000.00	$1,064.39	$10.80
	Hypothetical (h)	2.11%	$1,000.00	$1,014.33	$10.54
I	Actual	1.11%	$1,000.00	$1,070.24	$5.70
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56
R1	Actual	2.11%	$1,000.00	$1,064.36	$10.80
	Hypothetical (h)	2.11%	$1,000.00	$1,014.33	$10.54
R2	Actual	1.61%	$1,000.00	$1,067.83	$8.25
	Hypothetical (h)	1.61%	$1,000.00	$1,016.81	$8.05
R3	Actual	1.36%	$1,000.00	$1,068.85	$6.98
	Hypothetical (h)	1.36%	$1,000.00	$1,018.05	$6.80
R4	Actual	1.11%	$1,000.00	$1,069.76	$5.70
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56
R6	Actual	1.02%	$1,000.00	$1,070.07	$5.24
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.06% of interest expense on uncovered collateral or margin obligations with the broker (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Portfolio of Investments
4/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 75.0%
Aerospace & Defense – 1.9%
AeroVironment, Inc. (a)	209	$21,044
Boeing Co. (a)	136	28,122
CACI International, Inc., “A” (a)	278	87,103
General Dynamics Corp.	2,359	515,064
Honeywell International, Inc. (f)	1,431	285,971
Howmet Aerospace, Inc.	5,159	228,492
KBR, Inc.	3,785	214,723
Kratos Defense & Security Solutions, Inc. (a)	1,259	16,241
L3Harris Technologies, Inc.	192	37,469
Leidos Holdings, Inc.	738	68,826
MTU Aero Engines Holding AG	545	142,747
Northrop Grumman Corp.	783	361,174
Raytheon Technologies Corp.	363	36,264
Rolls-Royce Holdings PLC (a)	115,296	220,463
Singapore Technologies Engineering Ltd.	35,100	95,487
Teledyne Technologies, Inc. (a)	174	72,106
Textron, Inc.	4,456	298,285
Thales S.A.	277	42,243
		$2,771,824
Airlines – 0.1%
Alaska Air Group, Inc. (a)	475	$20,644
Delta Air Lines, Inc. (a)	808	27,722
Ryanair Holdings PLC, ADR (a)	339	32,405
		$80,771
Alcoholic Beverages – 1.0%
Carlsberg Group	224	$37,005
China Resources Beer Holdings Co. Ltd.	14,000	108,205
Constellation Brands, Inc., “A”	111	25,471
Diageo PLC	7,608	347,552
Kirin Holdings Co. Ltd.	2,500	40,646
Pernod Ricard S.A.	3,742	864,404
		$1,423,283
Apparel Manufacturers – 1.3%
Burberry Group PLC	910	$29,677
Canada Goose Holdings, Inc. (a)	2,195	43,066
Compagnie Financiere Richemont S.A.	1,788	295,454
Deckers Outdoor Corp. (a)	82	39,306

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Apparel Manufacturers – continued
LVMH Moet Hennessy Louis Vuitton SE	1,039	$997,185
NIKE, Inc., “B”	1,114	141,166
On Holding AG (a)	799	25,927
PVH Corp.	1,028	88,213
Skechers USA, Inc., “A” (a)	3,224	171,485
Under Amour, Inc., “C” (a)	3,030	24,361
VF Corp.	726	17,068
		$1,872,908
Automotive – 0.8%
Aptiv PLC (a)	436	$44,847
Bridgestone Corp.	1,000	40,118
Compagnie Generale des Etablissements Michelin	1,485	47,337
Copart, Inc. (a)	2,100	166,005
DENSO Corp.	700	42,242
General Motors Co.	3,942	130,244
Koito Manufacturing Co. Ltd.	2,700	52,203
Lear Corp.	237	30,255
LKQ Corp.	2,399	138,494
Methode Electronics, Inc.	2,300	94,277
Niterra Co. Ltd.	3,700	77,390
Oshkosh Corp.	649	49,661
Stanley Electric Co. Ltd.	2,600	58,572
Tesla, Inc. (a)	634	104,173
Visteon Corp. (a)	597	83,813
		$1,159,631
Biotechnology – 0.6%
Abcam PLC, ADR (a)	3,141	$51,167
Adaptive Biotechnologies Corp. (a)	1,929	13,773
AlloVir, Inc. (a)	1,033	3,553
BioAtla, Inc. (a)	658	2,217
Biogen, Inc. (a)	1,082	329,177
BioXcel Therapeutics, Inc. (a)	456	9,403
CSL Ltd.	256	50,917
Gilead Sciences, Inc.	3,627	298,176
Immunocore Holdings PLC, ADR (a)	452	26,238
Lyell Immunopharma, Inc. (a)	1,311	2,661
MaxCyte, Inc. (a)	2,462	12,310
Oxford Nanopore Technologies PLC (a)	4,325	12,491
Prelude Therapeutics, Inc. (a)	634	4,096
Sana Biotechnology, Inc. (a)(l)	1,011	5,348
		$821,527

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Broadcasting – 0.2%
Netflix, Inc. (a)	727	$239,859
Nippon Television Holdings, Inc.	3,200	28,809
Omnicom Group, Inc.	140	12,680
		$281,348
Brokerage & Asset Managers – 1.7%
Bolsa Mexicana de Valores S.A. de C.V.	30,100	$66,547
Cboe Global Markets, Inc.	216	30,175
Charles Schwab Corp.	783	40,904
Citigroup, Inc.	12,769	601,037
CME Group, Inc.	177	32,881
Computershare Ltd.	8,346	123,705
Deutsche Boerse AG	1,060	201,950
Euronext N.V.	1,207	96,044
Evercore Partners, Inc.	312	35,590
GCM Grosvenor, Inc., “A”	4,099	33,079
Hamilton Lane, Inc., “A”	499	36,766
Hong Kong Exchanges & Clearing Ltd.	1,700	70,926
Invesco Ltd.	1,240	21,241
London Stock Exchange Group PLC	1,033	108,350
NASDAQ, Inc. (f)	6,877	380,779
Omni Bridgeway Ltd. (a)	21,760	33,055
Raymond James Financial, Inc.	3,491	316,040
Schroders PLC	13,242	81,138
TMX Group Ltd.	788	79,809
TPG, Inc.	747	21,641
WisdomTree Investments, Inc.	8,148	50,844
		$2,462,501
Business Services – 2.8%
Accenture PLC, “A”	3,076	$862,172
Amdocs Ltd.	557	50,826
Bunzl PLC	917	36,519
CoStar Group, Inc. (a)	5,132	394,907
Dropbox, Inc. (a)	4,452	90,554
Equifax, Inc. (f)	940	195,877
ExlService Holdings, Inc. (a)	591	105,423
Experian PLC	3,685	130,135
Fiserv, Inc. (a)	202	24,668
Global Payments, Inc.	271	30,544
GoDaddy, Inc. (a)	3,081	233,170
HireRight Holdings Corp. (a)	1,938	20,543
Intertek Group PLC	1,926	100,596
Keywords Studios PLC	1,489	50,525

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Morningstar, Inc.	343	$61,160
MSCI, Inc.	996	480,520
Nomura Research Institute Ltd.	2,597	65,580
Payoneer Global, Inc. (a)	6,168	33,677
Remitly Global, Inc. (a)	1,899	31,903
Secom Co. Ltd.	500	31,920
SGS S.A.	1,660	149,911
TaskUs, Inc., “A” (a)	3,799	51,135
Thoughtworks Holding, Inc. (a)	11,078	69,016
TriNet Group, Inc. (a)	659	61,142
Tyler Technologies, Inc. (a)	316	119,774
Verisk Analytics, Inc., “A”	1,839	356,968
WNS (Holdings) Ltd., ADR (a)	1,560	140,665
		$3,979,830
Cable TV – 0.4%
Cable One, Inc.	46	$34,887
Charter Communications, Inc., “A” (a)	591	217,902
Comcast Corp., “A” (f)	8,133	336,462
		$589,251
Chemicals – 0.4%
Avient Corp.	1,375	$52,951
Eastman Chemical Co.	635	53,512
Element Solutions, Inc.	6,840	124,146
Givaudan S.A.	49	171,405
IMCD Group N.V.	599	90,190
Ingevity Corp. (a)	760	54,522
		$546,726
Computer Software – 5.9%
ACI Worldwide, Inc. (a)	1,861	$47,139
Adobe Systems, Inc. (a)(f)	955	360,570
Alkami Technology, Inc. (a)	2,446	29,328
ANSYS, Inc. (a)	640	200,909
Atlassian Corp. (a)	711	104,986
Autodesk, Inc. (a)	1,137	221,476
Black Knight, Inc. (a)	846	46,225
Cadence Design Systems, Inc. (a)(f)(s)	3,993	836,334
Check Point Software Technologies Ltd. (a)	172	21,906
Computer Modelling Group Ltd.	26,068	136,415
Dassault Systemes SE	5,319	216,096
Definitive Healthcare Corp. (a)	2,485	26,590
DoubleVerify Holdings, Inc. (a)	1,725	50,749

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Dun & Bradstreet Holdings, Inc.	4,149	$46,344
EMIS Group PLC	3,586	73,549
Everbridge, Inc. (a)	250	6,570
Intuit, Inc.	423	187,791
Kinaxis, Inc. (a)	1,453	199,539
Lumine Group, Inc. (a)	150	2,021
Microsoft Corp. (f)(s)	12,428	3,818,627
nCino, Inc. (a)	901	22,282
NICE Systems Ltd., ADR (a)	586	119,550
Nutanix, Inc. (a)	4,347	104,241
OBIC Co. Ltd.	1,200	184,727
Palo Alto Networks, Inc. (a)	869	158,558
Paycor HCM, Inc. (a)	2,143	50,361
Paylocity Holding Corp. (a)	145	28,027
Procore Technologies, Inc. (a)	744	39,737
Sabre Corp. (a)	7,106	28,424
Salesforce, Inc. (a)	357	70,818
SAP SE	5,042	682,583
Synopsys, Inc. (a)	1,051	390,257
Wisetech Global Ltd.	1,420	64,625
		$8,577,354
Computer Software - Systems – 3.7%
Alten S.A.	598	$101,807
Amadeus IT Group S.A. (a)	9,875	694,752
Apple, Inc.	16,221	2,752,379
Cancom SE	1,292	46,387
Constellation Software, Inc.	134	262,275
Five9, Inc. (a)	822	53,298
Fujitsu Ltd.	700	93,278
Hitachi Ltd.	11,000	610,360
Nuvei Corp. (a)	1,310	53,252
Q2 Holdings, Inc. (a)	1,277	31,440
Rapid7, Inc. (a)	713	34,659
Samsung Electronics Co. Ltd.	5,289	260,581
Seagate Technology Holdings PLC	375	22,039
ServiceNow, Inc. (a)	232	106,585
Softchoice Corp.	2,732	33,009
Temenos AG	548	46,086
Venture Corp. Ltd.	6,100	77,807
Verint Systems, Inc. (a)	1,261	46,014
Zebra Technologies Corp., “A” (a)	144	41,476
		$5,367,484

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Conglomerates – 0.1%
Ansell Ltd.	4,651	$82,356
Construction – 1.0%
AZEK Co., Inc. (a)	1,986	$53,900
Essex Property Trust, Inc., REIT	149	32,740
Fortune Brands Innovations, Inc.	415	26,846
Masco Corp.	1,409	75,396
Mid-America Apartment Communities, Inc., REIT	145	22,301
Sherwin-Williams Co.	1,355	321,867
Stanley Black & Decker, Inc.	375	32,377
Techtronic Industries Co. Ltd.	6,000	65,131
Toll Brothers, Inc. (f)	5,609	358,471
Vulcan Materials Co.	2,638	461,967
		$1,450,996
Consumer Products – 1.6%
Church & Dwight Co., Inc.	1,344	$130,529
Colgate-Palmolive Co. (f)	5,149	410,890
Estee Lauder Cos., Inc., “A”	641	158,148
Helen of Troy Ltd. (a)	299	30,002
International Flavors & Fragrances, Inc.	512	49,644
Kao Corp.	1,000	40,469
Kimberly-Clark Corp.	187	27,094
Kobayashi Pharmaceutical Co. Ltd.	3,200	199,583
L’Oréal S.A.	577	275,141
Newell Brands, Inc.	4,677	56,826
Prestige Consumer Healthcare, Inc. (a)	944	58,084
Reckitt Benckiser Group PLC	10,564	854,355
		$2,290,765
Consumer Services – 1.1%
Airbnb, Inc., “A” (a)(f)	1,971	$235,869
Asante, Inc.	6,200	75,601
Booking Holdings, Inc. (a)	286	768,285
Boyd Group Services, Inc.	268	44,695
Bright Horizons Family Solutions, Inc. (a)	2,705	205,904
Carsales.com Ltd.	1,686	26,651
European Wax Center, Inc., “A” (a)(l)	2,481	46,742
Grand Canyon Education, Inc. (a)	341	40,477
Meitec Corp.	5,900	99,750
Persol Holdings Co. Ltd.	1,300	26,799
Seek Ltd.	1,114	18,044
		$1,588,817

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 0.2%
Ardagh Metal Packaging S.A. (l)	6,138	$25,043
Avery Dennison Corp.	177	30,883
Crown Holdings, Inc.	389	33,368
Graphic Packaging Holding Co.	3,272	80,688
Silgan Holdings, Inc.	1,100	54,186
Verallia	934	37,894
WestRock Co.	1,499	44,865
		$306,927
Electrical Equipment – 1.9%
AMETEK, Inc.	2,596	$358,066
Berry Global, Inc.	1,919	110,938
Johnson Controls International PLC	1,829	109,447
Legrand S.A.	3,153	298,303
Littlefuse, Inc.	204	49,417
nVent Electric PLC	1,740	72,958
Rockwell Automation, Inc.	268	75,954
Schneider Electric SE	7,681	1,341,941
Sensata Technologies Holding PLC	3,007	130,654
TE Connectivity Ltd.	492	60,206
TriMas Corp.	1,809	45,967
Vertiv Holdings Co.	2,364	35,271
WESCO International, Inc.	448	64,512
		$2,753,634
Electronics – 3.0%
Advanced Energy Industries, Inc.	591	$51,122
Advanced Micro Devices (a)	1,083	96,788
Allegro MicroSystems, Inc. (a)	533	19,065
Analog Devices, Inc.	1,886	339,254
Applied Materials, Inc.	4,162	470,431
ASM International N.V.	488	177,772
ASM Pacific Technology Ltd.	4,900	38,493
ASML Holding N.V.	52	33,109
ASML Holding N.V., ADR	352	224,175
Cohu, Inc. (a)	1,014	34,314
Corning, Inc.	1,133	37,638
Flex Ltd. (a)	2,109	43,382
Formfactor, Inc. (a)	1,002	27,365
Intel Corp.	5,246	162,941
Kyocera Corp.	1,000	52,508
Lam Research Corp.	261	136,785
Marvell Technology, Inc.	1,407	55,548
Melexis N.V.	310	29,690

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Micron Technology, Inc.	4,403	$283,377
Monolithic Power Systems, Inc.	458	211,582
NVIDIA Corp. (f)	2,064	572,739
NXP Semiconductors N.V.	817	133,776
ON Semiconductor Corp. (a)	675	48,573
Plexus Corp. (a)	408	35,688
Taiwan Semiconductor Manufacturing Co. Ltd.	3,654	59,924
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,039	593,388
Texas Instruments, Inc. (f)	1,982	331,390
		$4,300,817
Energy - Independent – 2.0%
Chesapeake Energy Corp.	489	$40,430
CNX Resources Corp. (a)	3,128	48,578
ConocoPhillips	2,799	287,989
Devon Energy Corp.	916	48,942
Diamondback Energy, Inc.	1,321	187,846
Hess Corp.	1,911	277,210
Magnolia Oil & Gas Corp., “A”	3,773	79,686
Marathon Petroleum Corp.	1,845	225,090
Matador Resources Co.	1,367	67,024
Permian Resources Corp.	4,520	47,234
Phillips 66	988	97,812
Pioneer Natural Resources Co.	1,774	385,934
Reliance Industries Ltd.	12,468	369,871
Valero Energy Corp.	3,090	354,330
Viper Energy Partners LP	1,696	49,930
Woodside Energy Group Ltd.	17,609	399,405
		$2,967,311
Energy - Integrated – 0.8%
Eni S.p.A.	4,767	$72,204
Exxon Mobil Corp. (f)	1,519	179,758
Galp Energia SGPS S.A., “B”	5,424	65,684
Shell PLC	7,360	226,429
TotalEnergies SE	10,066	641,695
		$1,185,770
Energy - Renewables – 0.2%
AES Corp.	9,458	$223,776
Enphase Energy, Inc. (a)	380	62,396
Generac Holdings, Inc. (a)	29	2,965
Nextracker, Inc. “A” (a)	361	11,368

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Renewables – continued
Orsted A/S	255	$22,918
		$323,423
Engineering - Construction – 0.3%
EMCOR Group, Inc.	1,284	$219,564
Jacobs Solutions, Inc.	719	83,016
Prologis Peroperty Mexico S.A. de C.V., REIT	17,176	59,334
Quanta Services, Inc.	245	41,562
TopBuild Corp. (a)	102	22,999
		$426,475
Entertainment – 0.0%
Vivid Seats, Inc., “A” (a)(l)	4,655	$33,423
Food & Beverages – 2.7%
Archer Daniels Midland Co.	7,309	$570,687
Britvic PLC	6,828	78,388
Chocoladefabriken Lindt & Sprungli AG	33	407,597
Coca-Cola Europacific Partners PLC	654	42,163
Danone S.A.	782	51,746
Duckhorn Portfolio, Inc. (a)	3,245	48,999
Hostess Brands, Inc. (a)	1,879	48,403
Ingredion, Inc.	548	58,181
J.M. Smucker Co.	268	41,382
Kellogg Co.	415	28,955
Kerry Group PLC	465	48,962
Mondelez International, Inc.	497	38,130
Morinaga & Co. Ltd.	3,100	92,045
Nestle S.A.	10,770	1,380,831
Nestle S.A., ADR	2,628	337,067
Nomad Foods Ltd. (a)	3,702	69,598
Oatly Group AB, ADR (a)(l)	6,529	15,213
PepsiCo, Inc.	297	56,694
S Foods, Inc.	3,700	82,327
Toyo Suisan Kaisha Ltd.	6,200	276,782
Tyson Foods, Inc., “A”	2,299	143,665
		$3,917,815
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	1,645	$34,381
JM Holdings Co. Ltd.	6,800	99,528
Kroger Co.	2,822	137,234
Patlac Corp.	2,100	80,727
Seven & I Holdings Co. Ltd.	100	4,510

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – continued
Sugi Holdings Co. Ltd.	400	$16,993
Sundrug Co. Ltd.	3,700	101,929
		$475,302
Forest & Paper Products – 0.1%
Suzano Papel e Celulose S.A., ADR	10,469	$83,438
Furniture & Appliances – 0.0%
Howden Joinery Group PLC	6,914	$59,486
Gaming & Lodging – 0.8%
Aristocrat Leisure Ltd.	1,674	$42,090
Flutter Entertainment PLC (a)	1,355	271,495
Genius Sports Ltd. (a)	5,401	20,038
Hyatt Hotels Corp. (a)	2,206	252,146
International Game Technology PLC	4,430	124,660
Marriott International, Inc., “A”	1,769	299,562
Penn Entertainment, Inc. (a)	2,775	82,667
Whitbread PLC	853	34,876
		$1,127,534
General Merchandise – 0.3%
Dollar General Corp.	103	$22,810
Dollar Tree, Inc. (a)	445	68,401
Dollarama, Inc.	2,469	152,931
Five Below, Inc. (a)	284	56,050
Ollie's Bargain Outlet Holdings, Inc. (a)	1,002	65,381
		$365,573
Health Maintenance Organizations – 0.7%
Cigna Group (f)	3,167	$802,169
Elevance Health, Inc.	50	23,433
Humana, Inc.	210	111,403
UnitedHealth Group, Inc.	186	91,529
		$1,028,534
Insurance – 4.2%
AIA Group Ltd.	59,000	$643,760
American International Group, Inc.	9,133	484,414
Ameriprise Financial, Inc.	2,613	797,279
Aon PLC	2,307	750,190
Arthur J. Gallagher & Co.	1,531	318,540
Assurant, Inc.	393	48,390
Beazley PLC	32,628	244,647
Chubb Ltd.	236	47,568

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Cincinnati Financial Corp.	253	$26,929
CNO Financial Group, Inc.	1,697	38,081
Equitable Holdings, Inc.	25,493	662,563
Everest Re Group Ltd.	965	364,770
Hanover Insurance Group, Inc.	463	55,356
Hartford Financial Services Group, Inc.	1,092	77,521
Hiscox Ltd.	2,440	36,246
Marsh & McLennan Cos., Inc.	2,168	390,652
MetLife, Inc. (f)	5,576	341,976
Progressive Corp.	3,229	440,436
Selective Insurance Group, Inc.	621	59,821
Steadfast Group Ltd.	15,237	59,985
Voya Financial, Inc.	691	52,848
Willis Towers Watson PLC	498	115,337
Zurich Insurance Group AG	175	84,644
		$6,141,953
Internet – 3.0%
Alphabet, Inc., “A” (a)(s)	14,304	$1,535,391
Alphabet, Inc., “C” (a)	10,866	1,175,919
Gartner, Inc. (a)	1,526	461,554
MakeMyTrip Ltd. (a)	880	20,627
Meta Platforms, Inc., “A” (a)(f)	2,259	542,883
NAVER Corp.	1,264	183,463
NetEase, Inc., ADR	496	44,208
Tencent Holdings Ltd.	8,100	358,322
		$4,322,367
Leisure & Toys – 0.4%
Brunswick Corp.	1,847	$156,607
Corsair Gaming, Inc. (a)	1,112	19,371
Electronic Arts, Inc.	504	64,149
Funko, Inc., “A” (a)	3,215	31,700
Hasbro, Inc.	488	28,899
Hayward Holdings, Inc. (a)	2,267	27,295
Mattel, Inc. (a)	1,929	34,722
Take-Two Interactive Software, Inc. (a)	851	105,771
VTech Holdings Ltd.	16,800	100,820
Yamaha Corp.	700	27,605
		$596,939

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 2.9%
AGCO Corp. (f)	5,390	$668,037
Azbil Corp.	2,200	61,539
BELIMO Holding AG	337	162,044
Crane Co. (a)	591	42,593
Cummins, Inc.	620	145,725
Daikin Industries Ltd.	600	109,160
Eaton Corp. PLC	1,789	298,978
ESAB Corp.	728	42,486
Flowserve Corp.	1,495	49,918
GEA Group AG	10,606	497,154
IDEX Corp.	607	125,236
Illinois Tool Works, Inc.	988	239,037
Ingersoll Rand, Inc.	1,007	57,419
ITT, Inc.	710	59,952
Kubota Corp.	2,800	42,309
PACCAR, Inc.	635	47,428
Regal Rexnord Corp.	811	105,560
Ritchie Bros. Auctioneers, Inc.	1,398	79,952
Ritchie Bros. Auctioneers, Inc.	5,220	298,671
Schindler Holding AG	121	26,939
SIG Combibloc Group AG	5,181	138,353
SMC Corp.	200	100,149
Spirax-Sarco Engineering PLC	2,658	371,398
Timken Co.	2,573	197,735
Toyota Industries Corp.	900	52,309
Wabtec Corp.	1,507	147,189
Weir Group PLC	1,763	40,768
		$4,208,038
Major Banks – 2.0%
Bank of America Corp.	5,676	$166,193
Bank of Ireland Group PLC	31,267	323,731
BNP Paribas	1,784	115,500
Comerica, Inc.	1,781	77,242
DBS Group Holdings Ltd.	10,200	252,977
JPMorgan Chase & Co.	6,522	901,601
Mitsubishi UFJ Financial Group, Inc.	8,600	54,250
Morgan Stanley	4,075	366,628
NatWest Group PLC	31,910	105,675
PNC Financial Services Group, Inc.	202	26,311
Regions Financial Corp.	1,696	30,969
Resona Holdings, Inc.	59,600	296,070
State Street Corp.	262	18,932

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
UBS AG	3,070	$62,397
Wells Fargo & Co.	794	31,561
		$2,830,037
Medical & Health Technology & Services – 1.6%
AmerisourceBergen Corp.	363	$60,567
Cardinal Health, Inc.	2,278	187,024
Certara, Inc. (a)	1,333	32,219
CVS Health Corp. (f)	2,817	206,514
HealthEquity, Inc. (a)	883	47,196
ICON PLC (a)	2,068	398,483
IQVIA Holdings, Inc. (a)	997	187,665
Laboratory Corp. of America Holdings	153	34,687
McKesson Corp.	2,448	891,659
Medpace Holdings, Inc. (a)	719	143,901
Premier, Inc., “A”	1,353	45,095
Syneos Health, Inc. (a)	443	17,392
Universal Health Services, Inc.	333	50,067
		$2,302,469
Medical Equipment – 2.7%
Agilent Technologies, Inc.	1,330	$180,122
Agiliti Health, Inc. (a)	1,426	23,843
Becton, Dickinson and Co.	135	35,682
Boston Scientific Corp. (a)	7,069	368,436
Bruker BioSciences Corp.	545	43,126
ConvaTec Group PLC	13,801	38,123
CryoPort, Inc. (a)	1,063	22,366
Danaher Corp. (f)	865	204,927
Dentsply Sirona, Inc.	789	33,083
Envista Holdings Corp. (a)	4,046	155,731
EssilorLuxottica	2,256	445,968
Gerresheimer AG	1,799	195,655
Hogy Medical Co. Ltd.	3,200	80,239
Inari Medical, Inc. (a)	535	35,535
Maravai Lifesciences Holdings, Inc., “A” (a)	4,065	56,056
Medtronic PLC	605	55,025
Mettler-Toledo International, Inc. (a)	75	111,862
Nihon Kohden Corp.	2,400	66,484
OptiNose, Inc. (a)	3,518	6,016
Outset Medical, Inc. (a)	644	11,586
PerkinElmer, Inc.	223	29,099
PROCEPT BioRobotics Corp. (a)	788	23,947
QIAGEN N.V. (a)	6,359	283,853

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Quidel Corp. (a)	430	$38,678
Shimadzu Corp.	7,800	244,017
Shockwave Medical, Inc. (a)	126	36,560
Silk Road Medical, Inc. (a)	570	25,091
Smith & Nephew PLC	5,272	87,202
Sotera Health Co. (a)	967	16,217
STERIS PLC	1,245	234,745
Teleflex, Inc.	72	19,621
Terumo Corp.	1,400	41,894
Thermo Fisher Scientific, Inc.	750	416,175
Waters Corp. (a)	504	151,381
Zimmer Biomet Holdings, Inc.	359	49,700
		$3,868,045
Metals & Mining – 0.4%
Arconic Corp. (a)	1,269	$31,408
Glencore PLC	52,717	310,722
Kaiser Aluminum Corp.	260	17,087
United States Steel Corp.	8,728	199,697
		$558,914
Natural Gas - Distribution – 0.2%
Atmos Energy Corp.	202	$23,056
China Resources Gas Group Ltd.	6,500	20,561
DCC PLC	1,648	102,652
Italgas S.p.A.	18,037	117,745
New Jersey Resources Corp.	931	48,077
ONE Gas, Inc.	638	49,094
		$361,185
Natural Gas - Pipeline – 0.3%
APA Group	3,586	$24,457
Cheniere Energy, Inc.	2,019	308,907
Plains GP Holdings LP	6,669	89,364
Targa Resources Corp.	1,149	86,784
		$509,512
Network & Telecom – 0.7%
Equinix, Inc., REIT	469	$339,594
Fortinet, Inc. (a)	6,623	417,580
Motorola Solutions, Inc.	174	50,704
Qualcomm, Inc.	1,518	177,302
		$985,180

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.2%
Cactus, Inc., “A”	1,564	$63,311
ChampionX Corp.	5,735	155,304
Expro Group Holdings N.V. (a)	2,400	47,736
Halliburton Co.	927	30,359
Helmerich & Payne	794	26,329
Schlumberger Ltd.	414	20,431
		$343,470
Other Banks & Diversified Financials – 2.7%
AIB Group PLC	28,912	$124,700
Air Lease Corp.	1,492	60,008
American Express Co. (f)	2,039	328,972
Bank of Hawaii Corp.	715	34,628
Brookline Bancorp, Inc.	3,213	30,652
CaixaBank S.A.	42,782	158,434
Cathay General Bancorp, Inc.	1,319	42,037
Chiba Bank Ltd.	52,200	340,296
Columbia Banking System, Inc.	3,501	74,781
Credicorp Ltd.	1,459	197,665
Discover Financial Services	252	26,075
East West Bancorp, Inc.	1,201	62,080
Element Fleet Management Corp.	2,323	30,382
First Hawaiian, Inc.	1,611	30,786
First Interstate BancSystem, Inc.	1,502	38,436
Hanmi Financial Corp.	1,271	20,539
HDFC Bank Ltd.	2,938	60,793
HDFC Bank Ltd., ADR	5,249	366,380
Julius Baer Group Ltd.	1,466	105,044
M&T Bank Corp.	359	45,162
Macquarie Group Ltd.	513	62,356
Metropolitan Bank & Trust Co.	97,017	102,649
Moody's Corp.	73	22,858
Northern Trust Corp.	796	62,215
Pacific Premier Bancorp, Inc.	1,936	43,057
Prosperity Bancshares, Inc.	1,360	85,163
Sandy Spring Bancorp, Inc.	772	17,355
SLM Corp.	16,625	249,708
Texas Capital Bancshares, Inc. (a)	533	26,783
Textainer Group Holdings Ltd.	812	28,501
UMB Financial Corp.	289	18,383
United Community Bank, Inc.	778	19,372
Visa, Inc., “A”	3,784	880,650
Wintrust Financial Corp.	273	18,665

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Zions Bancorp NA	1,653	$46,053
		$3,861,618
Pharmaceuticals – 3.6%
Annexon, Inc. (a)	959	$5,088
Bayer AG	4,366	287,499
Bristol-Myers Squibb Co.	5,543	370,106
Collegium Pharmaceutical, Inc. (a)	838	19,500
Eli Lilly & Co.	144	57,004
Harmony Biosciences Holdings (a)	618	19,924
Incyte Corp. (a)	1,066	79,321
Johnson & Johnson (f)(s)	4,921	805,568
Kymera Therapeutics, Inc. (a)	426	13,436
Kyowa Kirin Co. Ltd.	3,000	66,875
Legend Biotech Corp., ADR (a)	1,774	121,892
Merck & Co., Inc. (f)	4,814	555,873
Merck KGaA	369	66,093
Neurocrine Biosciences, Inc. (a)	211	21,319
Novartis AG	1,991	203,780
Novo Nordisk A.S., “B”	1,188	198,180
Organon & Co.	2,242	55,220
Pfizer, Inc.	8,504	330,721
Regeneron Pharmaceuticals, Inc. (a)	158	126,683
Roche Holding AG	2,824	885,729
Sanofi	534	58,841
Santen Pharmaceutical Co. Ltd.	5,200	43,663
SpringWorks Therapeutics, Inc. (a)	603	14,098
Suzuken Co. Ltd./Aichi Japan	3,200	91,004
Vertex Pharmaceuticals, Inc. (a)	1,691	576,174
Zoetis, Inc.	880	154,686
		$5,228,277
Pollution Control – 0.2%
GFL Environmental, Inc.	3,909	$141,897
Republic Services, Inc.	238	34,419
Waste Connections, Inc.	704	97,962
		$274,278
Precious Metals & Minerals – 1.0%
Agnico Eagle Mines Ltd.	6,910	$392,001
Agnico Eagle Mines Ltd.	1,360	77,153
Franco-Nevada Corp.	4,501	682,965

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Precious Metals & Minerals – continued
Wheaton Precious Metals Corp.	4,851	$239,355
		$1,391,474
Printing & Publishing – 0.2%
Wolters Kluwer N.V.	1,737	$230,191
Railroad & Shipping – 0.6%
Canadian National Railway Co.	1,964	$234,246
Canadian Pacific Kansas City Ltd.	2,769	218,308
CSX Corp.	7,803	239,084
Sankyu, Inc.	1,900	67,077
Union Pacific Corp.	813	159,104
		$917,819
Real Estate – 1.4%
Brixmor Property Group, Inc., REIT	3,205	$68,363
Broadstone Net Lease, Inc., REIT	3,183	51,469
Capland Ascendas, REIT	34,802	74,929
Cushman & Wakefield PLC (a)	1,867	18,390
Douglas Emmett, Inc., REIT	724	9,325
Empire State Realty Trust, REIT, “A”	4,825	29,481
ESR Group Ltd.	42,600	66,636
Extra Space Storage, Inc., REIT	195	29,648
Grand City Properties S.A.	2,366	19,710
Host Hotels & Resorts, Inc., REIT	13,939	225,394
Jones Lang LaSalle, Inc. (a)	227	31,562
LEG Immobilien SE	918	57,101
Life Storage, Inc., REIT	477	64,099
LXP Industrial Trust, REIT	3,831	36,011
Mapletree Pan Asia Commercial Trust, REIT	37,100	49,104
National Storage Affiliates Trust, REIT	997	38,434
Phillips Edison & Co., REIT	1,902	59,989
Prologis, Inc., REIT	2,134	267,283
Simon Property Group, Inc., REIT	3,178	360,131
Spirit Realty Capital, Inc., REIT	638	24,537
STAG Industrial, Inc., REIT	2,883	97,647
Sun Communities, Inc., REIT	292	40,568
TAG Immobilien AG	17,966	153,693
Two Harbors Investment Corp., REIT	2,077	28,933
VICI Properties, Inc., REIT	1,880	63,807
W.P. Carey, Inc., REIT	498	36,952
		$2,003,196

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.4%
Aramark	1,137	$39,454
Chipotle Mexican Grill, Inc., “A” (a)	51	105,449
Darden Restaurants, Inc.	761	115,619
Jack in the Box, Inc.	496	45,974
Sodexo	969	103,784
Starbucks Corp.	351	40,116
U.S. Foods Holding Corp. (a)	850	32,640
Wendy's Co.	3,056	67,537
Yum China Holdings, Inc.	755	46,191
		$596,764
Specialty Chemicals – 2.1%
Air Products & Chemicals, Inc.	729	$214,588
Akzo Nobel N.V.	451	37,521
Ashland, Inc.	390	39,628
Axalta Coating Systems Ltd. (a)	6,337	200,059
Celanese Corp.	298	31,660
Chemours Co.	10,264	298,374
Corteva, Inc.	878	53,663
Croda International PLC	1,883	165,179
DuPont de Nemours, Inc.	1,289	89,869
Kansai Paint Co. Ltd.	5,300	74,741
Linde PLC	3,092	1,142,339
Nitto Denko Corp.	1,000	64,686
Novozymes A/S	2,188	113,937
Quaker Chemical Corp.	152	28,368
Sika AG	1,573	432,548
Symrise AG	600	72,362
Univar Solutions, Inc. (a)	680	24,140
		$3,083,662
Specialty Stores – 2.6%
ACV Auctions, Inc. (a)	2,325	$30,295
Amazon.com, Inc. (a)(f)(s)	10,464	1,103,429
AutoZone, Inc. (a)	206	548,642
Builders FirstSource, Inc. (a)	3,734	353,871
Costco Wholesale Corp. (f)	641	322,564
Home Depot, Inc.	194	58,305
Leslie's, Inc. (a)	1,782	19,335
Lowe's Cos., Inc.	1,360	282,649
Lululemon Athletica, Inc. (a)	482	183,126
Monro Muffler Brake, Inc.	672	32,847
O'Reilly Automotive, Inc. (a)	372	341,239
Petco Health & Wellness Co., Inc. (a)	4,142	41,254

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Ross Stores, Inc.	588	$62,757
Ryohin Keikaku Co. Ltd.	3,700	38,902
Target Corp.	182	28,710
Ulta Beauty, Inc. (a)	299	164,877
Urban Outfitters, Inc. (a)	2,328	62,996
ZOZO, Inc.	3,200	67,242
Zumiez, Inc. (a)	1,449	25,336
		$3,768,376
Telecommunications - Wireless – 0.5%
Advanced Info Service Public Co. Ltd.	6,400	$40,108
American Tower Corp., REIT	511	104,443
Cellnex Telecom S.A.	3,337	140,589
Infrastrutture Wireless Italiane S.p.A.	10,387	144,449
KDDI Corp.	1,600	49,965
Liberty Broadband Corp. (a)	369	31,284
SBA Communications Corp., REIT	754	196,711
SoftBank Group Corp.	700	26,437
T-Mobile US, Inc. (a)	76	10,936
		$744,922
Telephone Services – 0.3%
AT&T, Inc. (f)	18,999	$335,712
Hellenic Telecommunications Organization S.A.	1,720	25,112
NOS, SGPS S.A.	11,394	50,070
		$410,894
Tobacco – 0.6%
Altria Group, Inc.	8,467	$402,267
British American Tobacco PLC	2,580	95,313
Philip Morris International, Inc. (f)	4,244	424,273
		$921,853
Trucking – 0.4%
Knight-Swift Transportation Holdings, Inc.	1,791	$100,869
RXO, Inc. (a)	1,980	35,818
Schneider National, Inc.	1,504	39,360
Seino Holdings Co. Ltd.	9,000	99,877
SG Holdings Co. Ltd.	3,700	53,293
XPO Logistics, Inc. (a)	2,997	132,407
Yamato Holdings Co. Ltd.	2,800	48,134
		$509,758

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 1.9%
Alliant Energy Corp.	482	$26,577
Black Hills Corp.	914	59,675
CenterPoint Energy, Inc.	1,505	45,857
CLP Holdings Ltd.	3,500	26,086
CMS Energy Corp.	750	46,695
Dominion Energy, Inc. (f)	5,599	319,927
Duke Energy Corp. (f)	3,693	365,164
E.ON SE	3,329	44,037
Edison International	485	35,696
Eversource Energy	493	38,262
Iberdrola S.A.	6,651	86,287
NextEra Energy, Inc.	429	32,874
PG&E Corp. (a)	19,460	332,961
Pinnacle West Capital Corp.	576	45,193
Portland General Electric Co.	1,214	61,453
PPL Corp.	4,978	142,968
Public Service Enterprise Group, Inc.	858	54,226
Sempra Energy	303	47,113
Southern Co.	4,487	330,019
Vistra Corp.	24,942	595,116
		$2,736,186
Total Common Stocks (Identified Cost, $77,408,152)		$108,410,211
Bonds – 19.3%
Aerospace & Defense – 0.4%
Boeing Co., 2.196%, 2/04/2026	$65,000	$60,423
Boeing Co., 5.15%, 5/01/2030	42,000	42,323
Boeing Co., 5.805%, 5/01/2050	166,000	165,111
General Dynamics Corp., 3.625%, 4/01/2030	96,000	92,301
Raytheon Technologies Corp., 1.9%, 9/01/2031	50,000	40,951
Raytheon Technologies Corp., 2.375%, 3/15/2032	78,000	65,791
Raytheon Technologies Corp., 3.03%, 3/15/2052	134,000	96,125
		$563,025
Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027	$52,000	$50,188
Tapestry, Inc., 3.05%, 3/15/2032	41,000	33,953
		$84,141

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – 0.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.137%, 11/15/2054 (i)	$990,221	$53,773
ACREC 2021-FL1 Ltd., “A”, FLR, 6.109% (LIBOR - 1mo. + 1.15%), 10/16/2036 (n)	114,000	112,210
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	100,000	99,932
BDS 2021-FL7 Ltd., “B”, FLR, 6.459% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	100,000	96,021
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.381%, 7/15/2054 (i)	1,217,046	87,213
KREF 2018-FT1 Ltd., “A”, FLR, 6.018% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	100,000	96,582
KREF 2018-FT1 Ltd., “AS”, FLR, 6.248% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	100,000	94,003
PFP III 2021-8 Ltd., “A”, FLR, 5.946% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	71,875	70,545
PFP III 2021-8 Ltd., “AS”, FLR, 6.196% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	104,000	98,121
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	28,000	28,023
		$836,423
Automotive – 0.0%
Hyundai Capital America, 6.375%, 4/08/2030 (n)	$60,000	$63,118
Broadcasting – 0.5%
Activision Blizzard, Inc., 2.5%, 9/15/2050	$113,000	$73,775
Discovery Communications LLC, 3.625%, 5/15/2030	150,000	133,534
Discovery Communications LLC, 4%, 9/15/2055	119,000	78,210
Walt Disney Co., 3.35%, 3/24/2025	80,000	78,664
Walt Disney Co., 3.5%, 5/13/2040	141,000	119,885
Walt Disney Co., 3.8%, 5/13/2060	150,000	121,895
Warnermedia Holdings, Inc., 4.279%, 3/15/2032	108,000	95,921
Warnermedia Holdings, Inc., 5.391%, 3/15/2062	60,000	48,175
		$750,059
Brokerage & Asset Managers – 0.3%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$192,000	$156,507
Intercontinental Exchange, Inc., 5.2%, 6/15/2062	122,000	124,251
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	60,000	56,669
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	48,000	42,600
		$380,027
Building – 0.1%
Vulcan Materials Co., 3.5%, 6/01/2030	$44,000	$40,383
Vulcan Materials Co., 4.5%, 6/15/2047	50,000	44,541
		$84,924

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 0.6%
Equifax, Inc., 2.35%, 9/15/2031	$66,000	$53,334
Equinix, Inc., 2.5%, 5/15/2031	308,000	254,432
Fiserv, Inc., 4.4%, 7/01/2049	134,000	114,045
Mastercard, Inc., 3.85%, 3/26/2050	143,000	126,674
Visa, Inc., 2.05%, 4/15/2030	277,000	242,353
Visa, Inc., 2.7%, 4/15/2040	88,000	70,082
Visa, Inc., 2%, 8/15/2050	107,000	67,686
		$928,606
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$78,000	$77,105
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	85,000	69,569
Comcast Corp., 3.75%, 4/01/2040	123,000	106,156
		$252,830
Chemicals – 0.1%
Nutrien Ltd., 4.9%, 3/27/2028	$56,000	$56,230
RPM International, Inc., 4.55%, 3/01/2029	65,000	62,711
RPM International, Inc., 4.25%, 1/15/2048	12,000	9,309
		$128,250
Computer Software – 0.3%
Cisco Systems, Inc., 5.5%, 1/15/2040	$53,000	$57,581
Microsoft Corp., 3.45%, 8/08/2036	86,000	79,887
Microsoft Corp., 2.525%, 6/01/2050	313,000	222,074
Oracle Corp., 5.55%, 2/06/2053	76,000	73,016
		$432,558
Computer Software - Systems – 0.5%
Apple, Inc., 2.05%, 9/11/2026	$356,000	$334,058
Apple, Inc., 1.7%, 8/05/2031	288,000	240,905
Apple, Inc., 2.65%, 5/11/2050	196,000	139,095
		$714,058
Conglomerates – 0.4%
nVent Finance S.à r.l., 5.65%, 5/15/2033 (w)	$87,000	$87,855
Otis Worldwide Corp., 2.565%, 2/15/2030	25,000	22,006
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	79,000	79,750
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	68,000	69,279
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	100,000	101,979
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	226,000	224,344
		$585,213

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.2%
Hasbro, Inc., 3.9%, 11/19/2029	$82,000	$75,328
Kenvue, Inc., 5.1%, 3/22/2043 (n)	71,000	73,579
Kenvue, Inc., 5.05%, 3/22/2053 (n)	65,000	67,478
Mattel, Inc., 3.75%, 4/01/2029 (n)	96,000	86,645
		$303,030
Consumer Services – 0.1%
Booking Holdings, Inc., 3.55%, 3/15/2028	$84,000	$81,049
Booking Holdings, Inc., 4.625%, 4/13/2030	97,000	97,523
		$178,572
Containers – 0.0%
Berry Global, Inc., 5.5%, 4/15/2028 (n)	$63,000	$63,037
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$104,000	$97,933
Electronics – 0.2%
Broadcom, Inc., 3.187%, 11/15/2036 (n)	$74,000	$56,314
Lam Research Corp., 1.9%, 6/15/2030	32,000	27,123
Lam Research Corp., 4.875%, 3/15/2049	59,000	58,124
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	97,000	68,976
		$210,537
Emerging Market Quasi-Sovereign – 0.1%
Qatar Petroleum, 3.125%, 7/12/2041 (n)	$200,000	$157,250
Emerging Market Sovereign – 0.1%
United Mexican States, 6.338%, 5/04/2053	$200,000	$206,211
Energy - Independent – 0.2%
EQT Corp., 3.625%, 5/15/2031 (n)	$131,000	$113,943
Hess Corp., 5.8%, 4/01/2047	150,000	148,503
Pioneer Natural Resources Co., 1.9%, 8/15/2030	102,000	84,693
		$347,139
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$84,000	$70,528
BP Capital Markets America, Inc., 4.812%, 2/13/2033	78,000	79,352
BP Capital Markets America, Inc., 3.001%, 3/17/2052	39,000	27,690
Eni S.p.A., 4.75%, 9/12/2028 (n)	200,000	198,929
		$376,499

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$150,000	$139,572
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	150,000	122,861
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	100,000	93,638
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	94,000	88,777
		$444,848
Food & Beverages – 0.8%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$150,000	$162,058
Bacardi Ltd., 5.15%, 5/15/2038 (n)	114,000	110,076
Constellation Brands, Inc., 2.25%, 8/01/2031	99,000	82,183
Constellation Brands, Inc., 4.1%, 2/15/2048	269,000	221,750
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	119,000	101,735
Kraft Heinz Foods Co., 4.875%, 10/01/2049	90,000	83,481
Kraft Heinz Foods Co., 5.5%, 6/01/2050	86,000	86,842
Mars, Inc., 4.55%, 4/20/2028 (n)	150,000	151,397
SYSCO Corp., 2.45%, 12/14/2031	52,000	43,642
SYSCO Corp., 4.45%, 3/15/2048	52,000	45,334
		$1,088,498
Gaming & Lodging – 0.2%
Marriott International, Inc., 2.85%, 4/15/2031	$157,000	$133,865
Marriott International, Inc., 3.5%, 10/15/2032	128,000	112,201
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	29,000	27,634
VICI Properties LP, REIT, 4.75%, 2/15/2028	61,000	58,828
		$332,528
Industrial – 0.1%
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	$234,000	$152,810
Insurance – 0.3%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$115,000	$101,183
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	174,000	143,725
Equitable Holdings, Inc., 5.594%, 1/11/2033	180,000	178,936
		$423,844
Insurance - Health – 0.3%
Centene Corp., 2.625%, 8/01/2031	$109,000	$89,256
Humana, Inc., 4.95%, 10/01/2044	100,000	93,779
Humana, Inc., 5.5%, 3/15/2053	19,000	19,379
UnitedHealth Group, Inc., 5.3%, 2/15/2030	90,000	95,002
UnitedHealth Group, Inc., 2.3%, 5/15/2031	57,000	49,337

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – continued
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$60,000	$60,559
UnitedHealth Group, Inc., 5.875%, 2/15/2053	65,000	73,406
		$480,718
Insurance - Property & Casualty – 0.4%
American International Group, Inc., 5.125%, 3/27/2033	$112,000	$112,527
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	255,000	207,275
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	43,000	36,573
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032 (n)	179,000	177,192
		$533,567
International Market Quasi-Sovereign – 0.1%
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	$200,000	$162,493
International Market Sovereign – 0.1%
Government of Bermuda, 5%, 7/15/2032 (n)	$200,000	$200,474
Machinery & Tools – 0.3%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$200,000	$198,838
CNH Industrial N.V., 3.85%, 11/15/2027	169,000	162,377
		$361,215
Major Banks – 4.1%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)	$108,000	$84,366
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	86,000	83,485
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	258,000	239,498
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	70,000	59,094
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	274,000	228,962
Bank of New York Mellon Corp., 5.802% to 10/25/2027, FLR (SOFR - 1 day + 1.802%) to 10/25/2028	41,000	42,910
Bank of New York Mellon Corp., 5.834% to 10/25/2032, FLR (SOFR - 1 day + 2.074%) to 10/25/2033	74,000	79,187
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	200,000	160,202
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	200,000	141,004
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	250,000	224,046
Goldman Sachs Group, Inc., 2.64% to 2/24/2027, FLR (SOFR - 1 day + 1.114%) to 2/24/2028	286,000	261,837

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	$35,000	$30,116
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	200,000	186,228
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	450,000	362,838
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	165,000	158,380
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	275,000	228,893
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	173,000	132,107
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	200,000	177,759
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	400,000	326,215
Morgan Stanley, 3.125%, 7/27/2026	82,000	77,961
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	266,000	243,301
Morgan Stanley, 2.484% to 9/16/2031, FLR (SOFR - 1 day + 1.36%) to 9/16/2036	102,000	78,398
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	250,000	203,898
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	200,000	202,324
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	263,000	234,219
Royal Bank of Canada, 2.3%, 11/03/2031	234,000	193,322
Royal Bank of Canada, 5%, 2/01/2033	84,000	84,571
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	200,000	157,775
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	200,000	203,487
Toronto-Dominion Bank, 4.108%, 6/08/2027	103,000	100,235
Toronto-Dominion Bank, 4.693%, 9/15/2027	117,000	116,418
Toronto-Dominion Bank, 2%, 9/10/2031	143,000	115,871
Toronto-Dominion Bank, 4.456%, 6/08/2032	42,000	40,517
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	200,000	142,661
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	350,000	318,475
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	35,000	34,129
Wells Fargo & Co., 4.54% to 8/15/2025, FLR (SOFR - 1 day + 1.56%) to 8/15/2026	50,000	49,252

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	$168,000	$146,640
		$5,950,581
Medical & Health Technology & Services – 0.6%
Alcon, Inc., 2.75%, 9/23/2026 (n)	$200,000	$188,310
Becton, Dickinson and Co., 2.823%, 5/20/2030	206,000	183,171
Becton, Dickinson and Co., 4.298%, 8/22/2032	132,000	128,134
CVS Health Corp., 5%, 2/20/2026	83,000	83,975
CVS Health Corp., 5.625%, 2/21/2053	77,000	77,367
HCA, Inc., 5.875%, 2/01/2029	55,000	56,702
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	56,000	46,874
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	135,000	103,507
		$868,040
Medical Equipment – 0.1%
Danaher Corp., 2.6%, 10/01/2050	$118,000	$80,091
Metals & Mining – 0.3%
Anglo American Capital PLC, 4.5%, 3/15/2028 (n)	$200,000	$192,795
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	200,000	169,381
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	124,000	104,731
		$466,907
Midstream – 0.9%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$34,000	$31,818
Enbridge, Inc., 5.969%, 3/08/2026	59,000	59,228
Enbridge, Inc., 5.7%, 3/08/2033	83,000	86,195
Enbridge, Inc., 3.4%, 8/01/2051	124,000	87,565
Energy Transfer LP, 4%, 10/01/2027	52,000	49,970
Energy Transfer LP, 3.75%, 5/15/2030	61,000	56,083
Energy Transfer Partners LP, 5.15%, 3/15/2045	98,000	85,422
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	160,461	149,802
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	126,000	113,789
Plains All American Pipeline LP/PAA Finance Corp., 4.3%, 1/31/2043	126,000	95,385
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	200,000	193,725
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	102,000	98,767
Targa Resources Corp., 4.2%, 2/01/2033	87,000	79,041
Targa Resources Corp., 4.95%, 4/15/2052	151,000	125,138
		$1,311,928

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$60,000	$50,508
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	55,000	50,986
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040	160,000	133,768
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	132,000	112,504
		$347,766
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$38,000	$39,568
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$102,000	$97,613
Network & Telecom – 0.0%
AT&T, Inc., 2.75%, 6/01/2031	$34,000	$29,319
AT&T, Inc., 3.55%, 9/15/2055	37,000	26,259
		$55,578
Other Banks & Diversified Financials – 0.3%
American Express Co., 4.989% to 5/26/2032, FLR (SOFR - 1 day + 2.255%) to 5/26/2033	$88,000	$86,996
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028	103,000	97,448
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	200,000	170,450
		$354,894
Pharmaceuticals – 0.2%
Amgen, Inc., 5.15%, 3/02/2028	$44,000	$45,035
Amgen, Inc., 5.25%, 3/02/2030	66,000	67,785
AstraZeneca PLC, 1.375%, 8/06/2030	64,000	52,600
Merck & Co., Inc., 2.75%, 12/10/2051	58,000	41,100
Pfizer, Inc., 2.55%, 5/28/2040	58,000	43,895
		$250,415
Pollution Control – 0.1%
Waste Connections, Inc., 4.2%, 1/15/2033	$74,000	$71,092
Waste Management, Inc., 4.625%, 2/15/2033	125,000	126,561
		$197,653
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$142,000	$141,540

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Railroad & Shipping – 0.0%
Canadian Pacific Railway Co., 3.1%, 12/02/2051	$80,000	$57,325
Real Estate - Apartment – 0.1%
American Homes 4 Rent LP, REIT, 2.375%, 7/15/2031	$103,000	$82,716
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2%, 1/15/2029	$109,000	$84,215
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	76,000	57,743
		$141,958
Real Estate - Other – 0.1%
EPR Properties, REIT, 3.6%, 11/15/2031	$79,000	$61,450
Lexington Realty Trust Co., 2.7%, 9/15/2030	119,000	96,426
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	47,000	37,768
		$195,644
Real Estate - Retail – 0.1%
STORE Capital Corp., REIT, 2.75%, 11/18/2030	$210,000	$156,502
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$66,000	$49,040
Amazon.com, Inc., 3.6%, 4/13/2032	102,000	96,983
AutoZone, Inc., 4.75%, 8/01/2032	76,000	75,617
Home Depot, Inc., 3.9%, 6/15/2047	126,000	108,570
		$330,210
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$30,000	$26,957
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	30,000	25,556
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	52,000	42,270
International Flavors & Fragrances, Inc., 3.268%, 11/15/2040 (n)	86,000	61,383
		$156,166
Specialty Stores – 0.1%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$62,000	$51,406
DICK'S Sporting Goods, 4.1%, 1/15/2052	81,000	56,803
		$108,209
Telecommunications - Wireless – 0.6%
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	$79,000	$78,208
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	251,000	242,609
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	85,000	76,537
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	149,000	126,377
Rogers Communications, Inc., 3.7%, 11/15/2049	86,000	62,335
T-Mobile USA, Inc., 3.5%, 4/15/2025	240,000	233,504

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Vodafone Group PLC, 5.625%, 2/10/2053	$90,000	$88,848
		$908,418
Tobacco – 0.1%
Philip Morris International, Inc., 5.625%, 11/17/2029	$43,000	$44,913
Philip Morris International, Inc., 5.125%, 2/15/2030	100,000	101,042
		$145,955
U.S. Treasury Obligations – 0.8%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)	$100,000	$66,461
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	208,000	143,967
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)	662,000	534,281
U.S. Treasury Bonds, 2.875%, 5/15/2052	50,000	42,785
U.S. Treasury Notes, 0.875%, 1/31/2024 (f)	250,000	242,578
U.S. Treasury Notes, 4.25%, 12/31/2024 (f)	70,000	69,967
U.S. Treasury Notes, 2.625%, 4/15/2025 (f)	73,000	70,992
		$1,171,031
Utilities - Electric Power – 1.7%
AEP Transmission Co. LLC, 5.4%, 3/15/2053	$39,000	$41,082
Alabama Power Co., 3.45%, 10/01/2049	177,000	133,411
American Electric Power Co., Inc., 2.3%, 3/01/2030	55,000	46,688
American Electric Power Co., Inc., 5.625%, 3/01/2033	21,000	21,999
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	95,000	80,323
CenterPoint Energy, Inc., 2.65%, 6/01/2031	103,000	87,844
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	213,000	186,825
Duke Energy Corp., 3.3%, 6/15/2041	149,000	113,917
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	200,000	196,560
Enel Finance International N.V., 2.25%, 7/12/2031 (n)	200,000	158,808
Evergy, Inc., 2.9%, 9/15/2029	71,000	63,894
FirstEnergy Corp., 2.65%, 3/01/2030	134,000	115,741
Florida Power & Light Co., 2.85%, 4/01/2025	50,000	48,522
Florida Power & Light Co., 3.95%, 3/01/2048	50,000	43,517
Georgia Power Co., 4.7%, 5/15/2032	162,000	161,614
Georgia Power Co., 5.125%, 5/15/2052	71,000	70,274
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	150,000	127,245
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	59,000	59,981
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	52,000	43,176
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	81,000	67,204
Pacific Gas & Electric Co., 2.5%, 2/01/2031	105,000	85,085
Southern California Edison Co., 4.5%, 9/01/2040	50,000	45,026
Southern California Edison Co., 3.65%, 2/01/2050	33,000	25,675
Virginia Electric & Power Co., 2.875%, 7/15/2029	85,000	77,719

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
WEC Energy Group, Inc., 4.75%, 1/09/2026	$163,000	$163,506
Xcel Energy, Inc., 4.6%, 6/01/2032	138,000	135,565
		$2,401,201
Total Bonds (Identified Cost, $30,655,873)		$27,942,344
Preferred Stocks – 0.0%
Consumer Products – 0.0%
Henkel AG & Co. KGaA (Identified Cost, $21,908)	342	$27,616

	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67	11/20/23	1,448	$1,863
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 1 warrant, Expiration 11/23/27) (a)	$2.57	11/21/23	1,246	$0
Total Warrants (Identified Cost, $12)				$1,863

Investment Companies (h) – 4.5%
Money Market Funds – 4.5%
MFS Institutional Money Market Portfolio, 4.59% (v) (Identified Cost, $6,460,138)	6,460,037	$6,461,329
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.78% (j) (Identified Cost, $62,472)	62,472	$62,472
Securities Sold Short – (0.0)%
Telecommunications - Wireless – (0.0)%
Crown Castle, Inc., REIT (Proceeds Received, $21,464)	(164)	$(20,187)

Other Assets, Less Liabilities – 1.2%		1,707,880
Net Assets – 100.0%		$144,593,528

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,461,329 and $136,444,506, respectively.

Portfolio of Investments (unaudited) – continued
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,221,003, representing 5.0% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 4/30/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CHF	533,000	USD	582,222	HSBC Bank	5/23/2023	$15,629
EUR	3,117,000	USD	3,387,537	HSBC Bank	5/23/2023	51,642
GBP	2,462,000	USD	3,038,537	HSBC Bank	5/23/2023	57,150
SEK	27,679,068	USD	2,697,916	JPMorgan Chase Bank N.A.	5/23/2023	4,282
USD	7,417,734	AUD	10,982,422	HSBC Bank	5/23/2023	144,025
USD	1,781,133	HKD	13,924,902	Goldman Sachs International	5/23/2023	5,401
USD	121,395	ILS	439,381	HSBC Bank	5/23/2023	258
USD	6,303,863	JPY	835,420,584	HSBC Bank	5/23/2023	152,179
USD	377,416	KRW	489,025,800	Citibank N.A.	5/23/2023	11,563
USD	442,015	NOK	4,584,000	HSBC Bank	5/23/2023	11,389
USD	494,418	NZD	792,841	Deutsche Bank AG	5/23/2023	4,153
USD	997,446	NZD	1,598,000	HSBC Bank	5/23/2023	9,300
USD	500,791	TWD	15,091,323	JPMorgan Chase Bank N.A.	5/23/2023	8,642
						$475,613
Liability Derivatives
CAD	3,592,569	USD	2,664,794	Brown Brothers Harriman	5/23/2023	$(12,071)
HKD	1,498,000	USD	191,358	HSBC Bank	5/23/2023	(330)
NOK	27,278,893	USD	2,670,076	HSBC Bank	5/23/2023	(107,466)
SGD	123,000	USD	92,791	HSBC Bank	5/23/2023	(541)
USD	173,014	BRL	909,114	Citibank N.A.	5/23/2023	(8,409)
USD	246,727	CAD	336,000	HSBC Bank	5/23/2023	(1,373)
USD	9,351,301	CHF	8,573,619	Goldman Sachs International	5/23/2023	(265,483)
USD	839,573	DKK	5,813,287	HSBC Bank	5/23/2023	(21,050)
USD	14,354,426	EUR	13,366,334	HSBC Bank	5/23/2023	(393,479)
USD	3,528,712	GBP	2,901,795	Deutsche Bank AG	5/23/2023	(119,968)
USD	79,851	IDR	1,212,682,000	Citibank N.A.	5/23/2023	(2,765)
USD	410,840	INR	34,219,252	Barclays Bank PLC	5/23/2023	(6,852)
USD	119,800	MXN	2,241,897	Goldman Sachs International	5/23/2023	(4,300)
USD	1,257,299	SEK	12,978,000	HSBC Bank	5/23/2023	(9,692)
USD	497,094	SGD	662,841	JPMorgan Chase Bank N.A.	5/23/2023	(39)
USD	93,350	THB	3,204,240	JPMorgan Chase Bank N.A.	5/23/2023	(780)
USD	113,037	ZAR	2,078,796	Brown Brothers Harriman	5/23/2023	(371)
						$(954,969)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index	Long	EUR	65	$5,355,344	May – 2023	$19,947
DAX Index	Long	EUR	1	441,971	June – 2023	23,725
FTSE 100 Index	Long	GBP	3	297,179	June – 2023	5,733

Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Equity Futures - continued
FTSE MIB Index	Long	EUR	37	$5,487,205	June – 2023	$237,716
FTSE Taiwan Index	Short	USD	40	2,170,800	May – 2023	11,448
FTSE/JSE Top 40 Index	Long	ZAR	67	2,683,791	June – 2023	66,404
Hang Seng Index	Long	HKD	5	634,069	May – 2023	304
Mini Ibovespa	Long	BRL	1,150	4,876,537	June – 2023	96,145
MSCI Singapore Index	Short	SGD	192	4,315,503	May – 2023	53,687
NIFTY Index	Long	USD	5	181,290	May – 2023	3,085
Russell 2000 Index	Short	USD	163	14,464,620	June – 2023	548,477
S&P MidCap 400 Index	Short	USD	47	11,752,820	June – 2023	194,448
						$1,261,119
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	16	$1,488,932	June – 2023	$1,253
Japan Government Bond 10 yr	Long	JPY	7	7,634,776	June – 2023	184,370
Long Gilt 10 yr	Short	GBP	76	9,690,749	June – 2023	186,580
U.S. Treasury Note 2 yr	Long	USD	8	1,649,313	June – 2023	14,558
U.S. Treasury Ultra Bond	Long	USD	4	565,625	June – 2023	25,724
						$412,485
						$1,673,604
Liability Derivatives
Equity Futures
AEX 25 Index	Short	EUR	40	$6,694,819	May – 2023	$(11,448)
BIST 30 Index	Long	TRY	1,370	3,922,694	June – 2023	(325,461)
IBEX 35 Index	Long	EUR	35	3,570,198	May – 2023	(36,607)
KOSPI 200 Index	Short	KRW	22	1,350,668	June – 2023	(44,244)
Mexbol Index	Short	MXN	59	1,815,334	June – 2023	(55,340)
OMX 30 Index	Short	SEK	4	88,677	May – 2023	(1,241)
S&P 500 E-Mini Index	Short	USD	191	40,000,175	June – 2023	(2,157,338)
S&P/ASX 200 Index	Short	AUD	26	3,161,307	June – 2023	(157,092)
S&P/TSX 60 Index	Short	CAD	9	1,658,708	June – 2023	(76,984)
Topix Index	Short	JPY	21	3,190,950	June – 2023	(152,752)
						$(3,018,507)
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	68	$5,509,989	June – 2023	$(1,470)
Euro-Bund 10 yr	Short	EUR	31	4,630,581	June – 2023	(163,615)
U.S. Treasury Note 10 yr	Short	USD	47	5,414,547	June – 2023	(160,276)
U.S. Treasury Note 5 yr	Short	USD	5	548,711	June – 2023	(957)
U.S. Treasury Ultra Note 10 yr	Short	USD	23	2,793,422	June – 2023	(100,329)
						$(426,647)
						$(3,445,154)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/21/28	USD	20,000,000	centrally cleared	3.25%/Annually	SOFR - 1 day/Annually	$306,208	$(296,566)	$9,642
6/21/33	USD	10,700,000	centrally cleared	SOFR - 1 day/Annually	3.00%/Annually	(175,737)	284,700	108,963
6/21/53	USD	4,700,000	centrally cleared	SOFR - 1 day/Annually	2.75%/Annually	8,489	169,861	178,350
						$138,960	$157,995	$296,955
Liability Derivatives
Interest Rate Swaps
6/21/25	USD	47,300,000	centrally cleared	3.75%/Annually	SOFR - 1 day/Annually	$397,473	$(509,300)	$(111,827)
At April 30, 2023, the fund had cash collateral of $2,464,748 and other liquid securities with an aggregate value of $16,656,404 to cover any collateral or margin obligations for securities sold short and certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $61,148 of securities on loan (identified cost, $108,148,417)	$136,444,506
Investments in affiliated issuers, at value (identified cost, $6,460,138)	6,461,329
Cash	63,953
Foreign currency, at value (identified cost, $209)	209
Restricted cash for
Forward foreign currency exchange contracts	478,000
Deposits with brokers for
Cleared swaps	38,466
Futures contracts	1,921,617
Securities sold short	26,665
Receivables for
Forward foreign currency exchange contracts	475,613
Investments sold	278,975
Fund shares sold	339,361
Interest and dividends	517,141
Receivable from investment adviser	13,898
Other assets	597
Total assets	$147,060,330
Liabilities
Payables for
Net daily variation margin on open cleared swap agreements	$52,361
Securities sold short, at value (proceeds received, $21,464)	20,187
Forward foreign currency exchange contracts	954,969
Net daily variation margin on open futures contracts	973,983
Investments purchased	80,031
When-issued investments purchased	86,754
Fund shares reacquired	56,760
Collateral for securities loaned, at value	62,472
Payable to affiliates
Administrative services fee	340
Shareholder servicing costs	40,175
Distribution and service fees	1,202
Payable for independent Trustees' compensation	767
Deferred country tax expense payable	2,783
Accrued expenses and other liabilities	134,018
Total liabilities	$2,466,802
Net assets	$144,593,528

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$158,224,560
Total distributable earnings (loss)	(13,631,032)
Net assets	$144,593,528
Shares of beneficial interest outstanding	12,433,173

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$25,365,993	2,192,429	$11.57
Class B	1,471,507	131,309	11.21
Class C	2,571,956	228,716	11.25
Class I	85,428,363	7,335,226	11.65
Class R1	116,466	10,511	11.08
Class R2	515,058	44,991	11.45
Class R3	871,655	75,090	11.61
Class R4	149,743	12,832	11.67
Class R6	28,102,787	2,402,069	11.70

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.28 [100 / 94.25 x $11.57]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$1,053,851
Interest	514,765
Dividends from affiliated issuers	159,754
Other	37,535
Income on securities loaned	501
Foreign taxes withheld	(46,003)
Total investment income	$1,720,403
Expenses
Management fee	$601,445
Distribution and service fees	58,499
Shareholder servicing costs	67,265
Administrative services fee	16,104
Independent Trustees' compensation	2,364
Custodian fee	60,864
Shareholder communications	11,240
Audit and tax fees	51,432
Legal fees	377
Dividend and interest expense on securities sold short	845
Interest expense and fees	45,630
Registration fees	62,985
Miscellaneous	43,037
Total expenses	$1,022,087
Fees paid indirectly	(3,832)
Reduction of expenses by investment adviser and distributor	(140,038)
Net expenses	$878,217
Net investment income (loss)	$842,186

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $3,207 country tax)	$2,340,912
Affiliated issuers	(289)
Written options	6,800
Futures contracts	2,841,088
Swap agreements	(1,597,499)
Forward foreign currency exchange contracts	(1,969,615)
Foreign currency	87,242
Net realized gain (loss)	$1,708,639
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $3,607 decrease in deferred country tax)	$11,883,592
Affiliated issuers	1,053
Futures contracts	(3,498,974)
Swap agreements	1,371,456
Securities sold short	1,668
Forward foreign currency exchange contracts	(2,073,128)
Translation of assets and liabilities in foreign currencies	44,739
Net unrealized gain (loss)	$7,730,406
Net realized and unrealized gain (loss)	$9,439,045
Change in net assets from operations	$10,281,231
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22
Change in net assets
From operations
Net investment income (loss)	$842,186	$1,260,576
Net realized gain (loss)	1,708,639	18,183,265
Net unrealized gain (loss)	7,730,406	(33,598,831)
Change in net assets from operations	$10,281,231	$(14,154,990)
Total distributions to shareholders	$(860,466)	$(1,041,120)
Change in net assets from fund share transactions	$(19,709,217)	$(20,315,708)
Total change in net assets	$(10,288,452)	$(35,511,818)
Net assets
At beginning of period	154,881,980	190,393,798
At end of period	$144,593,528	$154,881,980
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$10.86	$11.82	$10.99	$10.80	$10.07	$10.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.06	$0.05	$0.07	$0.10	$0.06
Net realized and unrealized gain (loss)	0.70	(0.98)	0.83	0.22	0.71	(0.07)
Total from investment operations	$0.75	$(0.92)	$0.88	$0.29	$0.81	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.04)	$(0.05)	$(0.10)	$(0.08)	$(0.18)
Net asset value, end of period (x)	$11.57	$10.86	$11.82	$10.99	$10.80	$10.07
Total return (%) (r)(s)(t)(x)	6.89(n)	(7.79)	7.98	2.68	8.11	(0.06)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55(a)	1.46	1.43	1.47	1.46	1.46
Expenses after expense reductions (f)	1.36(a)	1.30	1.30	1.32	1.33	1.37
Net investment income (loss)	0.94(a)	0.53	0.40	0.65	1.01	0.64
Portfolio turnover	20(n)	58	44	57	58	37
Net assets at end of period (000 omitted)	$25,366	$25,783	$31,120	$29,453	$33,287	$35,972
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.30(a)	1.30	1.30	1.30	1.29	1.34
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$10.53	$11.49	$10.73	$10.54	$9.82	$10.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$(0.03)	$(0.04)	$(0.01)	$0.03	$(0.01)
Net realized and unrealized gain (loss)	0.67	(0.93)	0.80	0.21	0.69	(0.07)
Total from investment operations	$0.68	$(0.96)	$0.76	$0.20	$0.72	$(0.08)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.01)	$(0.00)(w)	$(0.11)
Net asset value, end of period (x)	$11.21	$10.53	$11.49	$10.73	$10.54	$9.82
Total return (%) (r)(s)(t)(x)	6.46(n)	(8.36)	7.08	1.92	7.33	(0.81)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.30(a)	2.21	2.18	2.22	2.21	2.21
Expenses after expense reductions (f)	2.11(a)	2.05	2.05	2.08	2.08	2.12
Net investment income (loss)	0.18(a)	(0.24)	(0.36)	(0.09)	0.26	(0.09)
Portfolio turnover	20(n)	58	44	57	58	37
Net assets at end of period (000 omitted)	$1,472	$1,693	$3,129	$4,035	$4,542	$5,061
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.05(a)	2.05	2.05	2.05	2.04	2.09
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$10.56	$11.53	$10.77	$10.57	$9.85	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$(0.03)	$(0.04)	$(0.01)	$0.03	$(0.01)
Net realized and unrealized gain (loss)	0.68	(0.94)	0.80	0.21	0.69	(0.06)
Total from investment operations	$0.69	$(0.97)	$0.76	$0.20	$0.72	$(0.07)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.00)(w)	$—	$(0.08)
Net asset value, end of period (x)	$11.25	$10.56	$11.53	$10.77	$10.57	$9.85
Total return (%) (r)(s)(t)(x)	6.53(n)	(8.41)	7.06	1.91	7.31	(0.72)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.30(a)	2.21	2.18	2.22	2.22	2.22
Expenses after expense reductions (f)	2.11(a)	2.05	2.05	2.08	2.08	2.13
Net investment income (loss)	0.16(a)	(0.24)	(0.36)	(0.08)	0.26	(0.10)
Portfolio turnover	20(n)	58	44	57	58	37
Net assets at end of period (000 omitted)	$2,572	$3,725	$5,966	$8,396	$10,083	$13,845
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.05(a)	2.05	2.05	2.05	2.04	2.10
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$10.95	$11.91	$11.08	$10.89	$10.15	$10.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.09	$0.08	$0.10	$0.13	$0.09
Net realized and unrealized gain (loss)	0.70	(0.98)	0.82	0.22	0.72	(0.07)
Total from investment operations	$0.77	$(0.89)	$0.90	$0.32	$0.85	$0.02
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.07)	$(0.07)	$(0.13)	$(0.11)	$(0.22)
Net asset value, end of period (x)	$11.65	$10.95	$11.91	$11.08	$10.89	$10.15
Total return (%) (r)(s)(t)(x)	7.02(n)	(7.51)	8.19	2.91	8.49	0.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30(a)	1.21	1.18	1.22	1.21	1.21
Expenses after expense reductions (f)	1.11(a)	1.05	1.05	1.07	1.08	1.12
Net investment income (loss)	1.17(a)	0.79	0.66	0.90	1.25	0.90
Portfolio turnover	20(n)	58	44	57	58	37
Net assets at end of period (000 omitted)	$85,428	$94,555	$112,743	$108,871	$127,572	$137,065
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.05(a)	1.05	1.05	1.05	1.04	1.10
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$10.41	$11.36	$10.61	$10.43	$9.72	$9.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$(0.02)	$(0.04)	$(0.01)	$0.03	$(0.01)
Net realized and unrealized gain (loss)	0.66	(0.93)	0.79	0.22	0.68	(0.07)
Total from investment operations	$0.67	$(0.95)	$0.75	$0.21	$0.71	$(0.08)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.03)	$—	$(0.13)
Net asset value, end of period (x)	$11.08	$10.41	$11.36	$10.61	$10.43	$9.72
Total return (%) (r)(s)(t)(x)	6.44(n)	(8.36)	7.07	1.97	7.30	(0.83)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.30(a)	2.21	2.18	2.22	2.21	2.22
Expenses after expense reductions (f)	2.11(a)	2.05	2.05	2.07	2.08	2.13
Net investment income (loss)	0.20(a)	(0.21)	(0.35)	(0.09)	0.26	(0.08)
Portfolio turnover	20(n)	58	44	57	58	37
Net assets at end of period (000 omitted)	$116	$111	$122	$113	$210	$195
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.05(a)	2.05	2.05	2.05	2.04	2.10
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$10.73	$11.69	$10.86	$10.67	$9.91	$10.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.03	$0.02	$0.04	$0.08	$0.04
Net realized and unrealized gain (loss)	0.69	(0.97)	0.81	0.22	0.69	(0.06)
Total from investment operations	$0.73	$(0.94)	$0.83	$0.26	$0.77	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.02)	$—	$(0.07)	$(0.01)	$(0.18)
Net asset value, end of period (x)	$11.45	$10.73	$11.69	$10.86	$10.67	$9.91
Total return (%) (r)(s)(t)(x)	6.78(n)	(8.02)	7.64	2.43	7.82	(0.22)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80(a)	1.71	1.68	1.72	1.71	1.71
Expenses after expense reductions (f)	1.61(a)	1.55	1.55	1.58	1.58	1.61
Net investment income (loss)	0.70(a)	0.28	0.13	0.41	0.75	0.42
Portfolio turnover	20(n)	58	44	57	58	37
Net assets at end of period (000 omitted)	$515	$499	$611	$498	$791	$1,434
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.55(a)	1.55	1.55	1.55	1.54	1.59
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$10.88	$11.83	$11.00	$10.81	$10.09	$10.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.06	$0.05	$0.07	$0.10	$0.07
Net realized and unrealized gain (loss)	0.70	(0.97)	0.82	0.22	0.71	(0.07)
Total from investment operations	$0.75	$(0.91)	$0.87	$0.29	$0.81	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.04)	$(0.10)	$(0.09)	$(0.20)
Net asset value, end of period (x)	$11.61	$10.88	$11.83	$11.00	$10.81	$10.09
Total return (%) (r)(s)(t)(x)	6.88(n)	(7.71)	7.92	2.70	8.09	0.00(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55(a)	1.46	1.43	1.47	1.46	1.46
Expenses after expense reductions (f)	1.36(a)	1.30	1.30	1.32	1.33	1.37
Net investment income (loss)	0.95(a)	0.54	0.40	0.69	1.00	0.65
Portfolio turnover	20(n)	58	44	57	58	37
Net assets at end of period (000 omitted)	$872	$854	$1,593	$1,432	$1,101	$997
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.30(a)	1.30	1.30	1.30	1.29	1.34
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$10.98	$11.94	$11.11	$10.91	$10.18	$10.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.11	$0.07	$0.09	$0.13	$0.09
Net realized and unrealized gain (loss)	0.70	(1.00)	0.84	0.23	0.71	(0.07)
Total from investment operations	$0.76	$(0.89)	$0.91	$0.32	$0.84	$0.02
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.07)	$(0.08)	$(0.12)	$(0.11)	$(0.21)
Net asset value, end of period (x)	$11.67	$10.98	$11.94	$11.11	$10.91	$10.18
Total return (%) (r)(s)(t)(x)	6.98(n)	(7.49)	8.20	2.98	8.36	0.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30(a)	1.24	1.18	1.23	1.22	1.22
Expenses after expense reductions (f)	1.11(a)	1.05	1.05	1.08	1.08	1.13
Net investment income (loss)	1.09(a)	0.94	0.64	0.81	1.27	0.91
Portfolio turnover	20(n)	58	44	57	58	37
Net assets at end of period (000 omitted)	$150	$554	$57	$58	$51	$90
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.05(a)	1.05	1.05	1.05	1.04	1.10
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$11.01	$11.97	$11.13	$10.94	$10.20	$10.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.10	$0.08	$0.11	$0.14	$0.10
Net realized and unrealized gain (loss)	0.70	(0.98)	0.84	0.21	0.72	(0.08)
Total from investment operations	$0.77	$(0.88)	$0.92	$0.32	$0.86	$0.02
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.08)	$(0.08)	$(0.13)	$(0.12)	$(0.23)
Net asset value, end of period (x)	$11.70	$11.01	$11.97	$11.13	$10.94	$10.20
Total return (%) (r)(s)(t)(x)	7.01(n)	(7.38)	8.35	2.97	8.51	0.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21(a)	1.11	1.08	1.13	1.14	1.16
Expenses after expense reductions (f)	1.02(a)	0.95	0.95	0.99	1.01	1.07
Net investment income (loss)	1.29(a)	0.87	0.71	1.04	1.32	0.97
Portfolio turnover	20(n)	58	44	57	58	37
Net assets at end of period (000 omitted)	$28,103	$27,108	$35,052	$20,383	$5,410	$5,337
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.96(a)	0.95	0.95	0.96	0.97	1.04

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global Alternative Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the

Notes to Financial Statements (unaudited) - continued
adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as

Notes to Financial Statements (unaudited) - continued
foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2023 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$72,796,649	$—	$—	$72,796,649
France	1,961,056	3,774,873	—	5,735,929
Switzerland	1,412,630	3,504,989	—	4,917,619
Japan	36,430	4,847,183	—	4,883,613
United Kingdom	1,634,225	2,617,433	—	4,251,658
Canada	3,499,904	—	—	3,499,904
Germany	2,521,259	257,181	—	2,778,440
Spain	—	1,080,062	—	1,080,062
Hong Kong	—	1,011,852	—	1,011,852
Other Countries	2,776,574	4,707,390	—	7,483,964
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	1,171,031	—	1,171,031
Non - U.S. Sovereign Debt	—	726,428	—	726,428
Municipal Bonds	—	347,766	—	347,766
U.S. Corporate Bonds	—	16,907,766	—	16,907,766
Commercial Mortgage-Backed Securities	—	421,862	—	421,862
Asset-Backed Securities (including CDOs)	—	414,561	—	414,561
Foreign Bonds	—	7,952,930	—	7,952,930
Mutual Funds	6,523,801	—	—	6,523,801
Total	$93,162,528	$49,743,307	$—	$142,905,835
Securities Sold Short	$(20,187)	$—	$—	$(20,187)
Other Financial Instruments
Futures Contracts – Assets	$1,266,088	$407,516	$—	$1,673,604
Futures Contracts – Liabilities	(2,716,309)	(728,845)	—	(3,445,154)
Forward Foreign Currency Exchange Contracts – Assets	—	475,613	—	475,613
Forward Foreign Currency Exchange Contracts – Liabilities	—	(954,969)	—	(954,969)
Swap Agreements – Assets	—	296,955	—	296,955
Swap Agreements – Liabilities	—	(111,827)	—	(111,827)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses

Notes to Financial Statements (unaudited) - continued
are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets, asset classes, and currencies resulting from the fund’s individual security selections. Derivatives are used to increase the fund’s exposure to markets, asset classes, or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund uses derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Futures Contracts	$1,261,119	$(3,018,507)
Interest Rate	Futures Contracts	412,485	(426,647)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	475,613	(954,969)
Interest Rate	Cleared Swap Agreements	296,955	(111,827)
Total		$2,446,172	$(4,511,950)
(a)	Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$1,161,472	$(1,597,499)	$—	$—	$—
Foreign Exchange	—	—	(1,969,615)	—	—
Credit	—	—	—	(16,592)	6,800
Equity	1,679,616	—	—	—	—
Total	$2,841,088	$(1,597,499)	$(1,969,615)	$(16,592)	$6,800
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(787,043)	$1,371,456	$—
Foreign Exchange	—	—	(2,073,128)
Equity	(2,711,931)	—	—
Total	$(3,498,974)	$1,371,456	$(2,073,128)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party

Notes to Financial Statements (unaudited) - continued
to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of April 30, 2023:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(973,983)
Cleared Swap Agreements (a)	—	(52,361)
Forward Foreign Currency Exchange Contracts	475,613	(954,969)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$475,613	$(1,981,313)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	441,572	(1,560,275)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$34,041	$(421,038)
(a)	The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.

Notes to Financial Statements (unaudited) - continued
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2023:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Citibank N.A.	$11,563	(11,174)	$—	$—	$389
Deutsche Bank AG	4,153	(4,153)	—	—	—
Goldman Sachs International	5,401	(5,401)	—	—	—
JPMorgan Chase Bank N.A.	12,924	(819)	—	—	12,105
Total	$34,041	$(21,547)	$—	$—	$12,494
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2023:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(6,852)	$—	$—	$—	$(6,852)
Brown Brothers Harriman	(12,442)	—	—	—	(12,442)
Citibank N.A.	(11,174)	11,174	—	—	—
Deutsche Bank AG	(119,968)	4,153	—	—	(115,815)
Goldman Sachs International	(269,783)	5,401	—	260,000	(4,382)
JPMorgan Chase Bank N.A.	(819)	819	—	—	—
Total	$(408,596)	$21,547	$—	$—	$(127,049)
(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could

Notes to Financial Statements (unaudited) - continued
result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Notes to Financial Statements (unaudited) - continued
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Notes to Financial Statements (unaudited) - continued
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed

Notes to Financial Statements (unaudited) - continued
the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended April 30, 2023, this expense amounted to $845.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $61,148. The fair value of the fund's investment securities on loan and a related liability of $62,472 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized

Notes to Financial Statements (unaudited) - continued
or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/22
Ordinary income (including any short-term capital gains)	$1,041,120
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/23
Cost of investments	$118,613,572
Gross appreciation	29,233,416
Gross depreciation	(4,941,153)
Net unrealized appreciation (depreciation)	$24,292,263
As of 10/31/22
Undistributed ordinary income	853,186
Capital loss carryforwards	(35,496,498)
Other temporary differences	92,955
Net unrealized appreciation (depreciation)	11,498,560
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$35,496,498
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/23	Year ended 10/31/22
Class A	$88,454	$111,071
Class I	574,115	680,285
Class R2	353	1,289
Class R3	1,371	5,416
Class R4	3,708	335
Class R6	192,465	242,724
Total	$860,466	$1,041,120
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.80%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 29, 2024. For the six months ended April 30, 2023, this management fee reduction amounted to $9,817, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2023 was equivalent to an annual effective rate of 0.79% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.97%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2024. For the six months ended April 30, 2023, this reduction amounted to $130,219, which is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,899 for the six months ended April 30, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 32,076
Class B	0.75%	0.25%	1.00%	1.00%	8,027
Class C	0.75%	0.25%	1.00%	1.00%	15,518
Class R1	0.75%	0.25%	1.00%	1.00%	565
Class R2	0.25%	0.25%	0.50%	0.50%	1,264
Class R3	—	0.25%	0.25%	0.25%	1,049
Total Distribution and Service Fees					$58,499
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2023, this rebate amounted to $2 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2023, were as follows:
Amount
Class A	$—
Class B	62
Class C	2,155
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

Notes to Financial Statements (unaudited) - continued
determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2023, the fee was $5,289, which equated to 0.0070% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $61,976.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2023 was equivalent to an annual effective rate of 0.0214% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2023, the fund engaged sale transactions pursuant to this policy, which amounted $13,136. The sales transactions resulted in net realized gains (losses) of $(2,304).
(4) Portfolio Securities
For the six months ended April 30, 2023, purchases and sales of investments, other than short sales and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$805,642	$1,702,733
Non-U.S. Government securities	27,071,313	53,673,439

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/23		Year ended 10/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	105,972	$1,195,254	487,164	$5,469,700
Class B	2,079	23,108	4,910	52,271
Class C	3,722	40,346	82,132	893,191
Class I	898,920	10,201,482	3,229,994	36,790,220
Class R1	28	306	74	799
Class R2	686	7,663	2,175	24,473
Class R3	5,538	62,567	10,878	123,059
Class R4	—	—	45,731	513,847
Class R6	143,498	1,620,854	322,341	3,658,267
	1,160,443	$13,151,580	4,185,399	$47,525,827
Shares issued to shareholders in reinvestment of distributions
Class A	7,202	$80,587	8,813	$103,460
Class I	50,120	563,855	54,315	640,921
Class R2	32	353	111	1,289
Class R3	122	1,371	461	5,416
Class R4	329	3,708	28	335
Class R6	4,492	50,765	6,838	81,098
	62,297	$700,639	70,566	$832,519
Shares reacquired
Class A	(294,187)	$(3,319,123)	(756,255)	$(8,520,202)
Class B	(31,609)	(346,483)	(116,274)	(1,270,721)
Class C	(127,683)	(1,396,642)	(246,717)	(2,698,221)
Class I	(2,249,385)	(25,559,075)	(4,115,685)	(46,348,001)
Class R1	(229)	(2,449)	(102)	(1,067)
Class R2	(2,241)	(24,946)	(8,052)	(88,706)
Class R3	(9,044)	(100,982)	(67,539)	(751,038)
Class R4	(37,990)	(431,940)	—	—
Class R6	(209,056)	(2,379,796)	(794,374)	(8,996,098)
	(2,961,424)	$(33,561,436)	(6,104,998)	$(68,674,054)

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/23		Year ended 10/31/22
	Shares	Amount	Shares	Amount
Net change
Class A	(181,013)	$(2,043,282)	(260,278)	$(2,947,042)
Class B	(29,530)	(323,375)	(111,364)	(1,218,450)
Class C	(123,961)	(1,356,296)	(164,585)	(1,805,030)
Class I	(1,300,345)	(14,793,738)	(831,376)	(8,916,860)
Class R1	(201)	(2,143)	(28)	(268)
Class R2	(1,523)	(16,930)	(5,766)	(62,944)
Class R3	(3,384)	(37,044)	(56,200)	(622,563)
Class R4	(37,661)	(428,232)	45,759	514,182
Class R6	(61,066)	(708,177)	(465,195)	(5,256,733)
	(1,738,684)	$(19,709,217)	(1,849,033)	$(20,315,708)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2023, the fund’s commitment fee and interest expense were $411 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,390,993	$77,949,373	$72,879,801	$(289)	$1,053	$6,461,329

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$159,754	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XV

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: June 15, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: June 15, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: June 15, 2023

* Print name and title of each signing officer under his or her signature.